TAX EXEMPT
SEMI-ANNUAL
REPORT

DECEMBER 31, 1995
(UNAUDITED)


OHIO TAX-FREE
MONEY FUND


TAX-FREE
MONEY FUND



CALIFORNIA TAX-FREE
MONEY FUND



ROYAL PALM FLORIDA TAX-FREE
MONEY FUND



TAX-FREE INTERMEDIATE
TERM FUND



OHIO INSURED
TAX-FREE FUND

MIDWEST GROUP OF FUNDS(R)

MIDWEST GROUP TAX FREE TRUST

312 WALNUT ST., 21ST FLOOR
CINCINNATI, OHIO 45202-3874
NATIONWIDE (TOLL FREE) 800-543-8721
CINCINNATI 629-2000
RATE LINE 579-0999

SHAREHOLDER SERVICES
NATIONWIDE (TOLL FREE) 800-543-0407
CINCINNATI 629-2050


BOARD OF TRUSTEES

DALE P. BROWN
GARY W. HELDMAN
H. JEROME LERNER
ROBERT H. LESHNER
RICHARD A. LIPSEY
DONALD J. RAHILLY
FRED A. RAPPOPORT
OSCAR P. ROBERTSON
ROBERT B. SUMEREL


OFFICERS

ROBERT H. LESHNER, PRESIDENT
JOHN F. SPLAIN, SECRETARY
MARK J. SEGER, TREASURER


INVESTMENT ADVISER/UNDERWRITER

MIDWEST GROUP FINANCIAL SERVICES, INC.
312 WALNUT ST., 21ST FLOOR
CINCINNATI, OHIO 45202-3874


TRANSFER AGENT

MGF SERVICE CORP.
P.O. BOX 5354
CINCINNATI, OHIO 45201-5354







THIS REPORT IS AUTHORIZED FOR DISTRIBUTION ONLY WHEN IT IS ACCOMPANIED OR PRECEDED BY A CURRENT PROSPECTUS OF MIDWEST GROUP TAX FREE TRUST.

LETTER FROM THE PRESIDENT
==============================================================================
February 21, 1996

Dear Fellow Shareholder:

The past year was one of lower than expected inflation which led to a decline in interest rates. Municipal bond supply was down, as both refunding and new issuance declined. Tax reform concerns affected municipal bond demand and the shape of the yield curve.

Looking forward, inflation is expected to remain low. Tax reform remains an important issue with many different plans being offered by political leaders. They range from slight revisions to the current system, to a flat tax, to more radical proposals such as a national sales tax. While we believe tax reform may be in our future, once the details of these plans are analyzed and have gone through the political process, compromise will more than likely deliver a package substantially different than those that are currently proposed.

OHIO TAX-FREE MONEY FUND
The Fund seeks high current income exempt from federal income tax and Ohio personal income tax, consistent with stability, liquidity and convenience. The Fund's 7-day effective yield as of December 31, 1995 was 3.92%, which is equivalent to a taxable yield of 7.02%, assuming the maximum combined federal and Ohio income tax bracket for individuals.

TAX-FREE MONEY FUND
The Fund seeks high current income exempt from federal income tax, consistent with stability, liquidity and convenience. The Fund's 7-day effective yield as of December 31, 1995 was 3.59%, which is equivalent to a taxable yield of 5.94%, assuming the maximum federal income tax bracket for individuals.

CALIFORNIA TAX-FREE MONEY FUND
The Fund seeks high current income exempt from federal and California income taxes, consistent with stability, liquidity and convenience. The Fund's 7-day effective yield as of December 31, 1995 was 3.84%, which is equivalent to a taxable yield of 7.14%, assuming the maximum combined federal and California income tax bracket for individuals.

ROYAL PALM FLORIDA TAX-FREE MONEY FUND
The Fund seeks high current income exempt from federal income tax, consistent with stability, liquidity and convenience, by investing primarily in high-quality, short-term Florida municipal obligations, the value of which is exempt from the Florida intangible personal property tax. The Fund's 7-day effective yield as of December 31, 1995 was 4.27%, which is equivalent to a taxable yield of 7.07%, assuming the maximum federal income tax bracket for individuals.

TAX-FREE INTERMEDIATE TERM FUND
The Fund seeks high current income exempt from federal income tax, consistent with protection of capital. The yield for the Fund's Class A shares for December 31, 1995 was 4.34%, which is equivalent to a taxable yield of 7.19%, and the yield for the Fund's Class C shares was 3.93%, which is equivalent to a taxable yield of 6.51%, assuming the maximum federal income tax bracket for individuals. The Fund's total returns for the twelve months ended December 31, 1995 for Class A and Class C shares, excluding the impact of applicable sales loads, were 11.58% and 11.03%, respectively.

OHIO INSURED TAX-FREE FUND
The Fund seeks high current income exempt from federal income tax and Ohio personal income tax, consistent with protection of capital. The yield for the Fund's Class A shares for December 31, 1995 was 4.73%, which is equivalent to a taxable yield of 8.47%, and the yield for the Fund's Class C shares was 4.43%, which is equivalent to a taxable yield of 7.93%, assuming the maximum combined federal and Ohio income tax bracket for individuals. The Fund's total returns for the twelve months ended December 31, 1995 for Class A and Class C shares, excluding the impact of applicable sales loads, were 15.86% and 15.29%, respectively.

As always, Midwest Group strives to help you meet your financial goals by offering competitive returns, quality investments and diversification through its conservative approach to money management.

Sincerely,


/s/Robert H. Leshner
Robert H. Leshner
President

STATEMENTS OF ASSETS AND LIABILITIES
DECEMBER 31, 1995 (UNAUDITED)
==============================================================================================================
                                                                   TAX-FREE MONEY MARKET FUNDS
==============================================================================================================
                                                                                                  ROYAL PALM
                                                      OHIO                         CALIFORNIA       FLORIDA
                                                    TAX-FREE        TAX-FREE        TAX-FREE       TAX-FREE
                                                   MONEY FUND      MONEY FUND      MONEY FUND     MONEY FUND

--------------------------------------------------------------------------------------------------------------
ASSETS
Investments in securities:
   At acquisition cost.........................   $249,079,935    $ 29,002,339   $ 21,486,213    $ 32,367,544
                                                  ============   =============   =============   ============

   At amortized cost...........................   $248,968,561    $ 28,922,583   $ 21,440,612    $ 32,310,265
                                                  ============   =============   =============   ============
   At value (Note 1)...........................   $248,968,561    $ 28,922,583   $ 21,440,612    $ 32,310,265
Cash ..........................................             --         163,791         46,532          50,686
Interest receivable ...........................      2,017,427         311,962        267,093         239,562
Other assets ..................................         51,161           7,059          6,170           7,855
                                                  ------------   -------------   -------------   ------------

     TOTAL ASSETS..............................    251,037,149      29,405,395     21,760,407      32,608,368
                                                  ------------   -------------   -------------   ------------

LIABILITIES
Bank overdraft.................................        427,659              --             --              --
Dividends payable..............................        275,629           2,504          4,348          10,622
Payable for securities purchased...............      1,004,198         786,061             --              --
Payable to affiliates (Note 3) ................        129,477          22,915         13,209          13,897
Other accrued expenses and liabilities ........         10,526           4,083          2,156           2,203
                                                  ------------   -------------   -------------   ------------

     TOTAL LIABILITIES.........................      1,847,489         815,563         19,713          26,722
                                                  ------------   -------------   -------------   ------------

NET ASSETS  ...................................   $249,189,660    $ 28,589,832   $ 21,740,694    $ 32,581,646
                                                  ============   =============   =============   ============

Net assets consist of:
Capital shares ................................   $249,170,673    $ 28,590,318   $ 21,742,274    $ 32,582,844
Undistributed net investment income............          5,233              --             --              --
Accumulated net realized gains (losses) from
   security transactions.......................         13,754           ( 486)       ( 1,580)        ( 1,198)
                                                  ------------   -------------   -------------   ------------

Net assets.....................................   $249,189,660    $ 28,589,832   $ 21,740,694    $ 32,581,646
                                                  ============   =============   =============   ============


Shares of beneficial interest outstanding (unlimited
   number of shares authorized, no par value) .    249,170,673      28,600,761     21,742,274      32,582,844
                                                  ============   =============   =============   ============


Net asset value, offering price and redemption price
   per share (Note 1) .........................   $       1.00    $       1.00   $       1.00    $       1.00
                                                  ============   =============   =============   ============

See accompanying notes to financial statements.

STATEMENTS OF OPERATIONS FOR
THE SIX MONTHS ENDED DECEMBER 31, 1995 (UNAUDITED)
================================================================================================================
                                                                   TAX-FREE MONEY MARKET FUNDS
================================================================================================================
                                                                                                  ROYAL PALM
                                                      OHIO                         CALIFORNIA       FLORIDA
                                                    TAX-FREE        TAX-FREE        TAX-FREE       TAX-FREE
                                                   MONEY FUND      MONEY FUND      MONEY FUND     MONEY FUND

----------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
   Interest income.............................   $  4,748,398    $    610,091   $    476,600    $    570,959
                                                  ------------   -------------   -------------   ------------

EXPENSES
   Investment advisory fees (Note 3)...........        547,899          72,650         61,944          70,899
   Distribution expenses (Note 3)..............        211,938          11,847          1,585           1,738
   Accounting services fees (Note 3)...........         22,500          19,500         19,500          19,500
   Shareholder services and transfer agent
    fees (Note 3)..............................         36,473          12,740          6,952           6,000
   Postage and supplies........................         26,864          10,011          2,551           2,854
   Professional fees...........................          9,345           3,346          2,746           3,045
   Insurance expense...........................         11,616           2,025          1,732           1,781
   Registration fees...........................          2,389           4,950          1,004             854
   Pricing expenses............................          3,268           1,155          1,932           1,596
   Custodian fees (Note 3).....................          1,988           1,939          2,000           1,169
   Reports to shareholders ....................          3,297           1,522            793             386
   Trustees' fees and expenses ................          1,240           1,240          1,240           1,240
   Other expenses .............................          6,701             920            731             915
                                                  ------------   -------------   -------------   ------------

TOTAL EXPENSES.................................        885,518         143,845        104,710         111,977
   Fees waived by the Adviser (Note 3) ........             --              --        ( 5,600)       ( 26,900)
                                                  ------------   -------------   -------------   ------------

NET EXPENSES...................................        885,518         143,845         99,110          85,077
                                                  ------------   -------------   -------------   ------------

NET INVESTMENT INCOME .........................      3,862,880         466,246        377,490         485,882
                                                  ------------   -------------   -------------   ------------

NET REALIZED GAINS FROM
   SECURITY TRANSACTIONS ......................            140              --            116              --
                                                  ------------   -------------   -------------   ------------

NET INCREASE IN NET ASSETS
   FROM OPERATIONS ............................   $  3,863,020    $    466,246   $    377,606    $    485,882
                                                  ============   =============   =============   ============

See accompanying notes to financial statements.

STATEMENTS OF CHANGES IN NET
ASSETS FOR THE PERIODS ENDED DECEMBER 31, 1995 AND JUNE 30, 1995
                                                                                           TAX-FREE MONEY MARKET FUNDS

                                                                      OHIO TAX-FREE                  TAX-FREE
                                                                       MONEY FUND                   MONEY FUND

                                                                SIX MONTHS         YEAR        SIX MONTHS        YEAR
                                                                     ENDED        ENDED             ENDED       ENDED
                                                             DEC. 31, 1995      JUNE 30,    DEC. 31, 1995     JUNE 30,
                                                                (UNAUDITED)        1995       (UNAUDITED)        1995

FROM OPERATIONS:
  Net investment income                                       $ 3,862,880    $6,762,272        $ 466,246    $ 865,650
  Net realized gains (losses) from security transactions              140         8,226               --        ( 774)
                                                                ---------      --------           -------     --------
Net increase in net assets from operations                      3,863,020     6,770,498          466,246      864,876
                                                                ---------     ---------          -------      --------

DISTRIBUTIONS TO SHAREHOLDERS FROM NET INVESTMENT INCOME       (3,857,647)   (6,764,671)        (468,947)    (862,949)
                                                               -----------   -----------         --------     --------

FROM CAPITAL SHARE TRANSACTIONS (NOTE 4):
  Proceeds from shares sold                                   271,684,367   532,441,705       26,913,371   51,748,931
  Net asset value of shares issued in reinvestment of
     distributions to shareholders                              2,538,372     4,449,982          451,436      814,800
  Payments for shares redeemed                               (251,644,807) (523,292,513)     (25,464,491) (57,041,748)
                                                              -----------   ------------     ------------  -----------
Net increase (decrease) in net assets from capital
     share transactions                                        22,577,932    13,599,174        1,900,316   (4,478,017)
                                                               -----------   ------------     ------------  ----------

TOTAL INCREASE (DECREASE) IN NET ASSETS                        22,583,305   13,605,001         1,897,615   (4,476,090)

NET ASSETS:
 Beginning of period                                          226,606,355  213,001,354        26,692,217   31,168,307
                                                              -----------  -----------        -----------  -----------
 End of period                                              $ 249,189,660 $226,606,355      $ 28,589,832  $ 26,692,217
                                                            ============= =============     ============= =============

UNDISTRIBUTED NET INVESTMENT INCOME                         $       5,233  $    --          $      --     $      2,701
                                                            ============== ============     ============== ============


See accompanying notes to financial statements.

STATEMENTS OF CHANGES IN NET ASSETS FOR THE PERIODS ENDED DECEMBER 31, 1995
AND JUNE 30, 1995
                                                                        TAX-FREE MONEY MARKET FUNDS
                                                                                               ROYAL PALM
                                                                   CALIFORNIA                   FLORIDA
                                                                    TAX-FREE                    TAX-FREE
                                                                   MONEY FUND                  MONEY FUND

                                                              SIX MONTHS      YEAR      SIX MONTHS         YEAR
                                                                   ENDED     ENDED           ENDED        ENDED
                                                           DEC. 31, 1995   JUNE 30,  DEC. 31, 1995      JUNE 30,
                                                              (UNAUDITED)     1995      (UNAUDITED)        1995

FROM OPERATIONS:
  Net investment income                                       $ 377,490    $ 643,953     $ 485,882    $ 821,944
  Net realized gains (losses) from security transactions            116          234            --            2
                                                               --------    ---------      ---------    ---------
Net increase in net assets from operations                      377,606      644,187       485,882      821,946
                                                               ---------   ----------     ---------    ----------

DISTRIBUTIONS TO SHAREHOLDERS FROM NET INVESTMENT INCOME       (377,490)    (644,370)     (485,882)    (822,616)
                                                               ---------   -----------    ----------   ---------

FROM CAPITAL SHARE TRANSACTIONS (NOTE 4):
  Proceeds from shares sold                                  45,076,232   84,546,054    27,465,055    44,740,157
  Net asset value of shares issued in reinvestment of
     distributions to shareholders                              347,585      572,727       443,865       747,824
  Payments for shares redeemed                              (43,207,995) (90,102,140)  (19,445,846)  (47,644,429)
                                                            ------------ ------------  ------------  ------------
Net increase (decrease) in net assets from capital
     share transactions                                       2,215,822   (4,983,359)    8,463,074    (2,156,448)


TOTAL INCREASE (DECREASE) IN NET ASSETS                       2,215,938   (4,983,542)    8,463,074    (2,157,118)

NET ASSETS:
 Beginning of period                                          19,524,756   24,508,298    24,118,572   26,275,690
                                                              ----------   ----------    ----------   ----------
 End of period                                              $ 21,740,694  $19,524,756  $ 32,581,646  $ 24,118,572
                                                            ============  ===========  ============  ============

UNDISTRIBUTED NET INVESTMENT INCOME                         $    --       $    --      $      --     $     --
                                                            ============  ===========  ============  =============


See accompanying notes to financial statements.


STATEMENTS OF ASSETS AND LIABILITIES
DECEMBER 31, 1995 (UNAUDITED)
====================================================================================================================
                                                                                     TAX-FREE BOND FUNDS
====================================================================================================================
                                                                                 TAX-FREE       OHIO INSURED
                                                                               INTERMEDIATE       TAX-FREE
                                                                                 TERM FUND          FUND

--------------------------------------------------------------------------------------------------------------------
ASSETS
Investments in securities:
   At acquisition cost....................................................   $   76,452,039   $   71,365,956
                                                                             ===============  ===============

   At amortized cost......................................................   $   76,126,957   $   71,345,249
                                                                             ===============  ===============

   At value (Note 1) .....................................................   $   79,392,246   $   77,850,366
Cash .....................................................................           55,263           92,227
Receivable for capital shares sold........................................           42,733        2,044,265
Interest receivable ......................................................        1,281,262          778,803
Other assets .............................................................           20,671           20,892
                                                                             ---------------  ---------------

   TOTAL ASSETS...........................................................       80,792,175       80,786,553
                                                                             ---------------  ---------------

LIABILITIES
Payable for capital shares redeemed ......................................          130,014           24,484
Dividends payable.........................................................           58,513           86,247
Payable for securities purchased..........................................          992,113               --
Payable to affiliates (Note 3) ...........................................           45,890           43,436
Other accrued expenses and liabilities....................................            7,836            3,078
                                                                             ---------------  ---------------

     TOTAL LIABILITIES ...................................................        1,234,366          157,245
                                                                             ---------------  ---------------


NET ASSETS  ..............................................................   $   79,557,809   $   80,629,308
                                                                             ===============  ===============

Net assets consist of:
Capital shares ...........................................................   $   77,989,591   $   74,166,675
Accumulated net realized losses from security transactions ...............      ( 1,697,071)        ( 42,484)
Net unrealized appreciation on investments................................        3,265,289        6,505,117
                                                                             ---------------  ---------------

Net assets................................................................   $   79,557,809   $   80,629,308
                                                                             ===============  ===============

PRICING OF CLASS A SHARES
Net assets applicable to Class A shares...................................   $   74,752,405   $   76,089,300
                                                                             ===============  ===============

Shares of beneficial interest outstanding (unlimited number of shares
   authorized, no par value) (Note 4).....................................        6,733,930        6,091,429
                                                                             ===============  ===============

Net asset value and redemption price per share (Note 1) ..................   $        11.10   $        12.49
                                                                             ===============  ===============

Maximum offering price per share (Note 1) ................................   $        11.33   $        13.01
                                                                             ===============  ===============

PRICING OF CLASS C SHARES
Net assets applicable to Class C shares...................................   $    4,805,404   $    4,540,008
                                                                             ===============  ===============

Shares of beneficial interest outstanding (unlimited number of shares
   authorized, no par value) (Note 4) ....................................          432,822          363,450
                                                                             ===============  ===============

Net asset value, offering price and redemption price per share (Note 1) ..   $        11.10   $        12.49
                                                                             ===============  ===============



See accompanying notes to financial statements.

STATEMENTS OF OPERATIONS FOR
THE SIX MONTHS ENDED DECEMBER 31, 1995 (UNAUDITED)
==================================================================================================================
                                                                                      TAX-FREE BOND FUNDS
==================================================================================================================
                                                                                 TAX-FREE       OHIO INSURED
                                                                               INTERMEDIATE       TAX-FREE
                                                                                 TERM FUND          FUND

------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
   Interest income........................................................   $    2,307,720   $    2,358,340
                                                                             ---------------  ---------------

EXPENSES
   Investment advisory fees (Note 3)......................................          210,013          200,032
   Distribution expenses, Class A (Note 3)................................           58,635            6,643
   Distribution expenses, Class C (Note 3) ...............................           11,756            6,067
   Shareholder services and transfer agent fees, Class A (Note 3).........           38,704           21,181
   Shareholder services and transfer agent fees, Class C (Note 3).........            6,000            6,000
   Accounting services fees (Note 3) .....................................           28,500           28,500
   Postage and supplies...................................................           32,867           12,246
   Pricing expenses.......................................................            9,464            7,917
   Custodian fees.........................................................            6,032            6,149
   Insurance expense......................................................            5,637            4,830
   Professional fees .....................................................            5,407            5,029
   Reports to shareholders ...............................................            6,042            3,705
   Registration fees, Common..............................................            2,609            1,135
   Registration fees, Class A.............................................            1,304              233
   Registration fees, Class C.............................................            1,025              228
   Trustees' fees and expenses ...........................................            1,240            1,240
   Other expenses ........................................................            3,105            2,469
                                                                             ---------------  ---------------

TOTAL EXPENSES ...........................................................          428,340          313,604
   Class A expenses reimbursed by the Adviser (Note 3)....................               --          ( 2,708)
                                                                             ---------------  ---------------
NET EXPENSES..............................................................          428,340          310,896
                                                                             ---------------  ---------------


NET INVESTMENT INCOME ....................................................        1,879,380        2,047,444
                                                                             ---------------  ---------------

REALIZED AND UNREALIZED GAINS ON INVESTMENTS
     Net realized gains from security transactions .......................          342,284          595,873
     Net change in unrealized appreciation/depreciation on investments ...        1,466,228        2,812,184
                                                                             ---------------  ---------------

NET REALIZED AND UNREALIZED GAINS ON INVESTMENTS  ........................        1,808,512        3,408,057
                                                                             ---------------  ---------------

NET INCREASE IN NET ASSETS FROM OPERATIONS ...............................   $    3,687,892   $    5,455,501
                                                                             ===============  ===============

See accompanying notes to financial statements.

STATEMENTS OF CHANGES IN NET
ASSETS FOR THE PERIODS ENDED DECEMBER 31, 1995 AND JUNE 30, 1995
==============================================================================================================
                                                                        TAX-FREE BOND FUNDS
==============================================================================================================

                                                             TAX-FREE
                                                           INTERMEDIATE                    OHIO INSURED
                                                             TERM FUND                     TAX-FREE FUND

                                                   SIX MONTHS         YEAR         SIX MONTHS        YEAR
                                                      ENDED           ENDED           ENDED          ENDED
                                                  DEC. 31, 1995     JUNE 30,      DEC. 31, 1995    JUNE 30,
                                                   (UNAUDITED)        1995         (UNAUDITED)       1995

--------------------------------------------------------------------------------------------------------------
FROM OPERATIONS:
   Net investment income ......................   $  1,879,380    $  4,323,906   $  2,047,444    $  4,204,284
   Net realized gains (losses) from security
     transactions..............................        342,284     ( 1,487,447)       595,873       ( 553,505)
   Net change in unrealized appreciation/depreciation
     on investments............................      1,466,228       2,397,778      2,812,184       2,078,922
                                                  ------------   -------------   -------------   ------------

Net increase in net assets from operations ....      3,687,892       5,234,237      5,455,501       5,729,701
                                                  ------------   -------------   -------------   ------------

DISTRIBUTIONS TO SHAREHOLDERS:
   From net investment income, Class A ........    ( 1,779,295)    ( 4,158,531)   ( 1,946,662)    ( 4,060,262)
   From net investment income, Class C.........      ( 100,085)      ( 182,065)     ( 100,782)      ( 165,164)
                                                  ------------   -------------   -------------   ------------
Decrease in net assets from distributions
     to shareholders...........................   ( 1,879,380)     ( 4,340,596)    ( 2,047,444)   ( 4,225,426)
                                                  ------------   -------------   -------------   ------------


FROM CAPITAL SHARES TRANSACTIONS (NOTE 4):
CLASS A
   Proceeds from shares sold ..................      8,264,853      27,134,058     67,170,024     135,489,969
   Net asset value of shares issued in reinvestment
     of distributions to shareholders                1,425,341       3,413,920      1,429,037       3,071,603
   Payments for shares redeemed ...............   ( 17,776,728)   ( 56,693,107)  ( 67,134,648)  ( 148,483,241)
                                                  ------------   -------------   -------------   ------------

Net increase (decrease) in net assets
   from Class A share transactions.............    ( 8,086,534)   ( 26,145,129)     1,464,413     ( 9,921,669)
                                                  ------------   -------------   -------------   ------------

CLASS C
   Proceeds from shares sold ..................      1,337,686       7,031,053        611,886       1,936,052
   Net asset value of shares issued in reinvestment
    of distributions to shareholders                    93,157         174,884         87,087         141,387
   Payments for shares redeemed ...............    ( 1,548,973)    ( 5,556,496)     ( 500,390)      ( 650,441)
                                                  ------------   -------------   -------------   ------------

Net increase (decrease) in net assets
   from Class C share transactions.............      ( 118,130)      1,649,441        198,583       1,426,998
                                                  ------------   -------------   -------------   ------------


TOTAL INCREASE (DECREASE) IN NET ASSETS  ......    ( 6,396,152)   ( 23,602,047)     5,071,053     ( 6,990,396)

NET ASSETS:
   Beginning of period.........................     85,953,961     109,556,008     75,558,255      82,548,651
                                                  ------------   -------------   -------------   ------------

   End of period...............................   $ 79,557,809    $ 85,953,961   $ 80,629,308    $ 75,558,255
                                                  ============   =============   =============   ============

UNDISTRIBUTED NET INVESTMENT INCOME  ..........   $         --    $         --   $         --    $         --
                                                  ============   =============   =============   ============

See accompanying notes to financial statements.

OHIO TAX-FREE MONEY FUND
FINANCIAL HIGHLIGHTS
=====================================================================================================================
                                                 PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
=====================================================================================================================
                                                   SIX MONTHS
                                                      ENDED
                                                    DEC. 31,                 YEAR ENDED JUNE 30,
                                                      1995
                                                   (UNAUDITED)  1995      1994      1993     1992       1991

---------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period...........   $ 1.000   $  1.000  $  1.000  $ 1.000   $ 1.000  $  1.000
                                                   --------- --------- --------- --------- --------- ---------

Net investment income............................     0.016      0.031     0.020    0.022     0.034     0.048
                                                   --------- --------- --------- --------- --------- ---------

Distributions from net investment income ........   ( 0.016)   ( 0.031)  ( 0.020) ( 0.022)  ( 0.034)  ( 0.048)
                                                   --------- --------- --------- --------- --------- ---------

Net asset value at end of period.................   $ 1.000   $  1.000  $  1.000  $ 1.000   $ 1.000  $  1.000
                                                   ========= ========= ========= ========= ========= =========

Total return.....................................     3.29%(A)   3.12%     1.99%    2.19%     3.52%     4.99%
                                                   ========= ========= ========= ========= ========= =========

Net assets at end of period (000's) .............   $249,190  $226,606 $ 213,001 $ 221,775 $218,503  $ 204,034
                                                   ========= ========= ========= ========= ========= =========

Ratio of expenses to average net assets .........     0.75% (A)  0.74%     0.73%     0.74%    0.75%      0.77%

Ratio of net investment income to average
     net assets.................................       3.27%(A)   3.08%     1.97%     2.16%    3.43%     4.80%

---------------------------------------------------------------------------------------------------------------------

(A)Annualized.

TAX-FREE MONEY FUND
FINANCIAL HIGHLIGHTS
=====================================================================================================================
                                                 PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
=====================================================================================================================
                                                   SIX MONTHS
                                                      ENDED
                                                    DEC. 31,                 YEAR ENDED JUNE 30,
                                                      1995
                                                   (UNAUDITED)  1995      1994      1993     1992       1991

---------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period...........   $ 1.000   $  1.000  $  1.000  $ 1.000   $ 1.000  $  1.000
                                                   --------- --------- --------- --------- --------- ---------

Net investment income............................     0.016      0.030     0.021    0.024     0.036     0.050
                                                   --------- --------- --------- --------- --------- ---------

Distributions from net investment income.........   ( 0.016)   ( 0.030)  ( 0.021)  ( 0.024) ( 0.036)  ( 0.050)
                                                   --------- --------- --------- --------- --------- ---------

Net asset value at end of period.................   $ 1.000   $  1.000  $  1.000  $ 1.000   $ 1.000  $  1.000
                                                   ========= ========= ========= ========= ========= =========

Total return ....................................     3.25% (A)  3.07%     2.12%    2.40%     3.63%     5.09%
                                                   ========= ========= ========= ========= ========= =========

Net assets at end of period (000's) .............   $28,590   $ 26,692  $ 31,168  $34,787   $50,000  $ 45,210
                                                   ========= ========= ========= ========= ========= =========

Ratio of expenses to average net assets..........      0.99%(A)  0.99%     0.99%    0.99%     0.99%     0.99%

Ratio of net investment income to average net assets   3.21%(A)  3.00%     2.09%    2.39%     3.55%     4.98%

---------------------------------------------------------------------------------------------------------------------

(A)Annualized.

See accompanying notes to financial statements.

CALIFORNIA TAX-FREE MONEY FUND
FINANCIAL HIGHLIGHTS
=====================================================================================================================
                                                 PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
=====================================================================================================================
                                                   SIX MONTHS
                                                      ENDED
                                                    DEC. 31,                 YEAR ENDED JUNE 30,
                                                      1995
                                                   (UNAUDITED)  1995      1994      1993     1992       1991

---------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period...........   $ 1.000   $  1.000  $  1.000  $ 1.000   $ 1.000  $  1.000
                                                   --------- --------- --------- --------- --------- ---------

Net investment income............................     0.015      0.029     0.019    0.022     0.035     0.046
                                                   --------- --------- --------- --------- --------- ---------

Distributions from net investment income.........   ( 0.015)   ( 0.029)  ( 0.019) ( 0.022)  ( 0.035)  ( 0.046)
                                                   --------- --------- --------- --------- --------- ---------

Net asset value at end of period.................   $ 1.000   $  1.000  $  1.000  $ 1.000   $ 1.000  $  1.000
                                                   ========= ========= ========= ========= ========= =========

Total return ....................................     3.07%(B)   2.95%     1.93%    2.26%     3.71%     4.70%
                                                   ========= ========= ========= ========= ========= =========

Net assets at end of period (000's) .............   $21,741   $ 19,525  $ 24,508  $34,487   $21,246  $ 13,524
                                                   ========= ========= ========= ========= ========= =========

Ratio of expenses to average net assets(A)  .....     0.80%(B)   0.70%     0.60%    0.56%     0.34%      0.40%

Ratio of net investment income to average
     net assets..................................     3.05%(B)  2.83%     1.90%     2.22%    3.49%       4.56%

----------------------------------------------------------------------------------------------------------------------

(A)Absent fee waivers and/or expense reimbursements by the Adviser, the ratio of expenses to average net assets would have been 0.85%(B), 0.85%, 0.86%, 0.85%, 0.89% and 1.01% for the periods ended December 31, 1995 and June 30, 1995, 1994, 1993, 1992 and 1991, respectively (Note 3).
(B)Annualized.

ROYAL PALM FLORIDA TAX-FREE MONEY FUND
FINANCIAL HIGHLIGHTS
=======================================================================================================================
                                                 PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
=======================================================================================================================
                                                                                                 FROM DATE OF
                                                   SIX MONTHS                                   PUBLIC OFFERING
                                                      ENDED           YEAR            YEAR      (NOV. 13, 1992)
                                                  DEC. 31, 1995       ENDED           ENDED         THROUGH
                                                   (UNAUDITED)    JUNE 30, 1995   JUNE 30, 1994 JUNE 30, 1993(A)

-----------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period ........   $      1.000    $      1.000   $      1.000    $      1.000
                                                  ------------   -------------   -------------   ------------

Net investment income..........................          0.017           0.031          0.021           0.016
                                                  ------------   -------------   -------------   ------------

Distributions from net investment income ......        ( 0.017)        ( 0.031)       ( 0.021)        ( 0.016)
                                                  ------------   -------------   -------------   ------------

Net asset value at end of period ..............   $      1.000    $      1.000   $      1.000    $      1.000
                                                  ============   =============   =============   ============

Total return ..................................          3.45%(C)        3.17%          2.11%           2.49%(C)
                                                  ============   =============   =============   ============

Net assets at end of period (000's) ...........   $     32,582    $     24,119   $     26,276    $     21,907
                                                  ============   =============   =============   ============

Ratio of expenses to average net assets(B)  ...          0.60%(C)        0.66%          0.58%         0.34%(C)

Ratio of net investment income to average
     net assets................................          3.43%(C)        3.12%          2.10%         2.41%(C)

-----------------------------------------------------------------------------------------------------------------------

(A)No income was earned or expenses incurred from the start of business through the date of public offering.
(B)Absent fee waivers and/or expense reimbursements by the Adviser, the ratio of expenses to average net assets would have been 0.79%(C), 0.80%, 0.81% and 0.94%(C) for the periods ended December 31, 1995 and June 30, 1995, 1994 and 1993, respectively (Note 3).
(C)Annualized.

See accompanying notes to financial statements.

TAX-FREE INTERMEDIATE TERM FUND - CLASS A
FINANCIAL HIGHLIGHTS
========================================================================================================================
                                                 PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
========================================================================================================================
                                      SIX MONTHS
                                         ENDED                         YEAR ENDED JUNE 30,
                                     DEC. 31, 1995
                                      (UNAUDITED)    1995        1994         1993         1992        1991

------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning
     of period......................    $ 10.86     $ 10.69    $   10.98      $ 10.42     $ 10.15       10.05
                                     ----------- ----------- -----------   ----------- ----------- -----------

Income from investment operations:
  Net investment income ............       0.25        0.49         0.48         0.53        0.59        0.62
  Net realized and unrealized gains
    (losses) on investments.........       0.24        0.17       ( 0.29)        0.56        0.27        0.10
                                     ----------- ----------- -----------   ----------- ----------- -----------

Total from investment operations ...       0.49        0.66         0.19         1.09        0.86        0.72
                                     ----------- ----------- -----------   ----------- ----------- -----------

Distributions from net investment
     income.........................     ( 0.25 )    ( 0.49)    ( 0.48)        ( 0.53)     ( 0.59)     ( 0.62)
                                     ----------- ----------- -----------   ----------- ----------- -----------

Net asset value at end of period....  $   11.10   $   10.86   $    10.69    $   10.98   $   10.42   $   10.15
                                     =========== =========== ===========   =========== =========== ===========


Total return(A) ....................      9.02%(B)    6.36%        1.70%       10.75%       8.78%       7.38%
                                     =========== =========== ===========   =========== =========== ===========


Net assets at end of
      period (000's)...............    $ 74,752    $ 81,140  $   106,472     $ 82,168    $ 26,720 $    15,638
                                     =========== =========== ===========   =========== =========== ===========


Ratio of expenses to average
     net assets.....................      0.99%(B)    0.99%        0.99%        0.99%       1.07%        1.13%

Ratio of net investment income
  to average net assets ............      4.51%(B)    4.59%        4.35%        4.90%       5.75%        6.15%

Portfolio turnover rate.............        47%(B)      32%          46%          28%         12%          48%

------------------------------------------------------------------------------------------------------------------------

(A)The total returns shown do not include the effect of applicable sales loads.
(B)Annualized.

 See accompanying notes to financial statements.

TAX-FREE INTERMEDIATE TERM FUND - CLASS C FINANCIAL HIGHLIGHTS
=========================================================================================================================

                                                 PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
=========================================================================================================================
                                                                                                FROM DATE OF
                                                              SIX MONTHS                       PUBLIC OFFERING
                                                                 ENDED             YEAR        (FEB. 1, 1994)
                                                             DEC. 31, 1995         ENDED           THROUGH
                                                              (UNAUDITED)      JUNE 30, 1995    JUNE 30, 1994

-------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period....................  $        10.86   $        10.69   $        11.27
                                                            ---------------  ---------------  ---------------

Income from investment operations:
   Net investment income..................................            0.22             0.44             0.20
   Net realized and unrealized gains (losses)
      on investments......................................            0.24             0.17           ( 0.58)
                                                            ---------------  ---------------  ---------------

Total from investment operations..........................            0.46             0.61           ( 0.38)
                                                            ---------------  ---------------  `--------------

Distributions from net investment income..................          ( 0.22)          ( 0.44)          ( 0.20)
                                                            ---------------  ---------------  ---------------

Net asset value at end of period..........................  $        11.10   $        10.86   $        10.69
                                                            ===============  ===============  ===============

Total return(A) ..........................................           8.50%(C)         5.82%          ( 8.28%)(C)
                                                            ===============  ===============  ===============

Net assets at end of period (000's).......................  $        4,805   $        4,814   $        3,084
                                                            ===============  ===============  ===============

Ratio of expenses to average net assets(B) ...............           1.49%(C)         1.49%             1.45%(C)

Ratio of net investment income to average net assets......           4.00%(C)         4.08%             3.79%(C)

Portfolio turnover rate...................................             47%(C)           32%               46%(C)

-----------------------------------------------------------------------------------------------------------------------

(A)The total returns shown do not include the effect of applicable sales loads.
(B)Absent expense reimbursements by the Adviser, the ratio of expenses to average net assets would have been 1.75%(C) for the period ended June 30, 1994 (Note 3).
(C)Annualized.

See accompanying notes to financial statements.

OHIO INSURED TAX-FREE FUND - CLASS A
FINANCIAL HIGHLIGHTS
=======================================================================================================================
                                                 PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
=======================================================================================================================
                                      SIX MONTHS
                                         ENDED                         YEAR ENDED JUNE 30,
                                     DEC. 31, 1995
                                      (UNAUDITED)    1995        1994         1993         1992        1991

-----------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of
     period.........................     $ 11.99     $ 11.74   $   12.41      $ 11.67     $ 11.13   $    10.96
                                     ----------- ----------- -----------   ----------- ----------- -----------

Income from investment operations:
  Net investment income ............       0.32        0.63         0.61         0.65        0.70        0.68
  Net realized and unrealized gains
    (losses) on investments.........       0.50        0.25       ( 0.64)        0.74        0.54        0.17
                                     ----------- ----------- -----------   ----------- ----------- -----------

Total from investment operations ...       0.82        0.88       ( 0.03)        1.39        1.24        0.85
                                     ----------- ----------- -----------   ----------- ----------- -----------

Less distributions:
  Distributions from net
     investment income..............     ( 0.32)     ( 0.63)      ( 0.61)      ( 0.65)     ( 0.70)     ( 0.68)
  Distributions from net
     realized gains.................         --          --       ( 0.03)          --         --           --
                                     ----------- ----------- -----------   ----------- ----------- -----------

Total distributions ................     ( 0.32)     ( 0.63)      ( 0.64)      ( 0.65)     ( 0.70)     ( 0.68)
                                     ----------- ----------- -----------   ----------- ----------- -----------

Net asset value at end of period....  $   12.49   $   11.99   $    11.74    $   12.41   $   11.67   $   11.13
                                      =========== ==========  ===========   =========== =========== ===========


Total return(A)  ...................     13.67%(C)     7.75%      (0.41%)       12.24%      11.55%       7.98%
                                      ===========   =========   ==========    ========== =========== ===========


Net assets at end of period (000's)     $ 76,089    $ 71,393  $   79,889      $ 81,101    $ 49,288 $    20,791
                                     =========== =========== ===========   =========== =========== ===========

Ratio of expenses to average net
     assets(B)....................        0.75%(C)     0.75%       0.75%         0.75%       0.60%       1.07%

Ratio of net investment income to
  average net assets................      5.14%(C)     5.35%       4.94%         5.35%       6.10%       6.14%

Portfolio turnover rate.............        43%(C)       29%         45%           15%          3%         86%

-----------------------------------------------------------------------------------------------------------------------

(A)The total returns shown do not include the effect of applicable sales loads.
(B)Absent fee waivers and/or expense reimbursements by the Adviser, the ratio of expenses to average net assets would have been 0.76%(C), 0.77% and 0.77%
  for the periods ended December 31, 1995 and June 30, 1995 and 1992, respectively (Note 3).
(C)Annualized.

See accompanying notes to financial statements.

OHIO INSURED TAX-FREE FUND - CLASS C
FINANCIAL HIGHLIGHTS
=======================================================================================================================
                                                PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
=======================================================================================================================
                                                                                                FROM DATE OF
                                                              SIX MONTHS                       PUBLIC OFFERING
                                                                 ENDED             YEAR        (NOV. 1, 1993)
                                                             DEC. 31, 1995         ENDED           THROUGH
                                                              (UNAUDITED)      JUNE 30, 1995   JUNE 30, 1994

-----------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period....................  $        12.00   $        11.74   $       12.62
                                                            ---------------  ---------------  ---------------

Income from investment operations:
   Net investment income..................................            0.29             0.57             0.36
   Net realized and unrealized gains (losses) on investments          0.49             0.26           ( 0.85 )
                                                            ---------------  ---------------  ---------------

Total from investment operations..........................            0.78             0.83           ( 0.49)
                                                            ---------------  ---------------  --------------

Less distributions:
   Distributions from net investment income...............          ( 0.29 )         ( 0.57 )         ( 0.36)
   Distributions from net realized gains..................              --               --           ( 0.03)
                                                            ---------------  ---------------  ---------------

Total distributions.......................................          ( 0.29 )         ( 0.57 )         ( 0.39)
                                                            ---------------  ---------------  --------------

Net asset value at end of period..........................  $        12.49   $        12.00   $        11.74
                                                            ===============  ===============  ===============

Total return(A) ..........................................          12.96%(C)          7.31%         ( 6.05%)(C)
                                                            ===============  ===============  ===============

Net assets at end of period (000's).......................  $        4,540   $        4,165   $        2,659
                                                            ===============  ===============  ===============

Ratio of expenses to average net assets(B) ...............           1.25%(C)          1.25%           1.22%(C)

Ratio of net investment income to average net assets......           4.64%(C)          4.84%           4.09%(C)

Portfolio turnover rate...................................             43%(C)            29%             45%(C)

-----------------------------------------------------------------------------------------------------------------------

(A)The total returns shown do not include the effect of applicable sales loads.
(B)Absent fee waivers and/or expense reimbursements by the Adviser, the ratio of expenses to average net assets would have been 1.27% and 1.28%(C) for the periods ended June 30, 1995 and 1994, respectively (Note 3).
(C)Annualized.

See accompanying notes to financial statements.

NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 1995 (UNAUDITED)
==============================================================================

1. SIGNIFICANT ACCOUNTING POLICIES
Midwest Group Tax Free Trust (the Trust) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Trust was established as a Massachusetts business trust under a Declaration of Trust dated April 13, 1981. The Declaration of Trust, as amended, permits the Trustees to issue an unlimited number of shares of six funds: the Ohio Tax-Free Money Fund, the Tax-Free Money Fund, the California Tax-Free Money Fund, the Royal Palm Florida Tax-Free Money Fund, the Tax-Free Intermediate Term Fund and the Ohio Insured Tax-Free Fund (individually a Fund and collectively the Funds).

The Tax-Free Intermediate Term Fund and the Ohio Insured Tax-Free Fund each offer two classes of shares: Class A shares (sold subject to a maximum front-end sales load of 2% for the Tax-Free Intermediate Term Fund and 4% for the Ohio Insured Tax-Free Fund and a distribution fee of up to .25% of average daily net assets of each Fund) and Class C shares (sold subject to a maximum contingent deferred sales load of 1% if redeemed within a one-year period from purchase and a distribution fee of up to 1% of average daily net assets). Each Class A and Class C share of a Fund represents identical interests in the investment portfolio of such Fund and has the same rights, except that (i) Class C shares bear the expenses of higher distribution fees, which is expected to cause Class C shares to have a higher expense ratio and to pay lower dividends than Class A shares; (ii) certain other class specific expenses will be borne solely by the class to which such expenses are attributable; and (iii) each class has exclusive voting rights with respect to matters relating to its own distribution arrangements.

The following is a summary of the Trust's significant accounting policies:

Security valuation -- Ohio Tax-Free Money Fund, Tax-Free Money Fund, California Tax-Free Money Fund and Royal Palm Florida Tax-Free Money Fund securities are valued on the amortized cost basis, which approximates market. This involves initially valuing a security at its original cost and thereafter assuming a constant amortization to maturity of any discount or premium. This method of valuation is expected to enable these Funds to maintain a constant net asset value per share. The Tax-Free Intermediate Term Fund and the Ohio Insured Tax-Free Fund use an independent pricing service which generally utilizes a computerized grid matrix of tax-exempt securities and evaluations by its staff to determine what it believes is the fair value of the securities. On limited occasions, if the valuation provided by the pricing service ignores certain market conditions affecting the value of a security or the pricing service cannot provide a valuation, the fair value of the security will be determined in good faith consistent with procedures established by the Board of Trustees.

Share valuation -- The net asset value per share of the Ohio Tax-Free Money Fund, the Tax-Free Money Fund, the California Tax-Free Money Fund and the Royal Palm Florida Tax-Free Money Fund is calculated daily. Net asset value per share is calculated for each of these Funds by dividing the total value of a Fund's assets, less liabilities, by its number of shares outstanding. The offering price and redemption price per share is equal to the net asset value per share.

The net asset value per share of each of the Tax-Free Intermediate Term Fund and the Ohio Insured Tax-Free Fund is also calculated daily. Net asset value per share is calculated for each class of a Fund by dividing the total value of a Fund's assets attributable to that class, less liabilities attributable to that class, by the number of shares of that class outstanding. The maximum offering price of Class A shares of the Tax-Free Intermediate Term Fund is equal to net asset value per share plus a sales load equal to 2.04% of the net asset value (or 2% of the offering price). The maximum offering price of Class A Shares of the Ohio Insured Tax-Free Fund is equal to net asset value per share plus a sales load equal to 4.17% of the net asset value (or 4% of the offering price). The offering price of Class C shares of each Fund is equal to the net asset value per share.

The redemption price per share of Class A shares and Class C shares of the Tax-Free Intermediate Term Fund and the Ohio Insured Tax-Free Fund is equal to the net asset value per share. However, Class C shares of each Fund are subject to a contingent deferred sales load of 1% of the original purchase price if redeemed within a one-year period from the date of purchase.

Investment income and distributions to shareholders -- Interest income is accrued as earned. Discounts and premiums on securities purchased are amortized in accordance with income tax regulations which approximate generally accepted accounting principles. Distributions from net investment income are declared daily and paid on the last business day of each month. Net realized short-term capital gains, if any, may be distributed throughout the year and net realized long-term capital gains, if any, are distributed at least once each year. Income distributions and capital gain distributions are determined in accordance with income tax regulations.

Security transactions -- Security transactions are accounted for on the trade date. Securities sold are valued on a specific identification basis.

Allocations between classes -- Investment income earned by the Tax-Free Intermediate Term Fund and the Ohio Insured Tax-Free Fund is allocated daily to each class of shares based on the percentage of the net asset value of settled shares of such class to the total of the net asset value of settled shares of both classes of shares. Realized capital gains and losses and unrealized appreciation and depreciation are allocated daily to each class of shares based upon its proportionate share of total net assets of the Fund. Class specific expenses are charged directly to the class incurring the expense. Common expenses which are not attributable to a specific class are allocated daily to each class of shares based upon its proportionate share of total net assets of the Fund.

Federal income tax -- It is each Fund's policy to comply with the special provisions of the Internal Revenue Code available to regulated investment companies. As provided therein, in any fiscal year in which a Fund so qualifies and distributes at least 90% of its taxable net income, the Fund will be relieved of federal income tax on the income distributed. Accordingly, no provision for income taxes has been made. In addition, each Fund intends to satisfy conditions which enable it to designate the interest income generated by its investment in municipal securities, which is exempt from federal income tax when received by the Fund, as exempt-interest dividends upon distribution to shareholders.

In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also each Fund's intention to declare as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and 98% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts from prior years.

The following information is based upon the federal income tax cost of portfolio investments as of December 31, 1995:

-----------------------------------------------------------------------------------------------------------------------
                                                                                 TAX-FREE
                                                                               INTERMEDIATE     OHIO INSURED
                                                                                 TERM FUND      TAX-FREE FUND

Gross unrealized appreciation.............................................   $    3,290,889   $    6,505,117
Gross unrealized depreciation.............................................         ( 25,600 )             --
                                                                             ---------------  ---------------

Net unrealized appreciation...............................................   $    3,265,289   $    6,505,117
                                                                             ===============  ===============

------------------------------------------------------------------------------------------------------------------------

The tax basis of investments for each Fund is equal to the amortized cost as shown on the Statements of Assets and Liabilities.

As of June 30, 1995, the Tax-Free Money Fund, the California Tax-Free Money Fund, the Royal Palm Florida Tax-Free Money Fund, the Tax-Free Intermediate Term Fund and the Ohio Insured Tax-Free Fund had capital loss carryforwards for federal income tax purposes of $774, $1,696, $1,198, $2,039,355 and $638,357, respectively, none of which expire prior to June 30, 1999. These capital loss carryforwards may be utilized in the current or future years to offset net realized capital gains prior to distributing such gains to shareholders.

2.  INVESTMENT TRANSACTIONS
For the six months ended December 31, 1995, purchases and proceeds from sales and maturities of investment securities, excluding short-term investments, amounted to $19,098,832 and $28,191,525, respectively, for the Tax-Free Intermediate Term Fund and $16,611,778 and $17,032,451, respectively, for the Ohio Insured Tax-Free Fund.

3.  TRANSACTIONS WITH AFFILIATES
The President of the Trust is the controlling shareholder of Leshner Financial, Inc., whose subsidiaries include Midwest Group Financial Services, Inc. (the Adviser), the Trust's investment adviser and principal underwriter, and MGF Service Corp. (MGF), the shareholder servicing and transfer agent and accounting and pricing agent for the Trust.

MANAGEMENT AGREEMENT
Each Fund's investments are managed by the Adviser under the terms of a Management Agreement. Under the Management Agreement, each Fund pays the Adviser a fee, computed and accrued daily and paid monthly, at an annual rate of 0.5% of its respective average daily net assets up to $100,000,000, 0.45% of such assets from $100,000,000 to $200,000,000, 0.4% of such assets from $200,000,000 to $300,000,000 and 0.375% of such assets in excess of
$300,000,000.

States in which shares of the Trust are offered may impose an expense limitation based upon net assets. The Adviser has agreed to reimburse each Fund for expenses which exceed the most restrictive applicable expense limitation of any state. No reimbursement was required from the Adviser with respect to any Fund for the six months ended December 31, 1995. However, in order to reduce the operating expenses of the California Tax-Free Money Fund and the Royal Palm Florida Tax-Free Money Fund, the Adviser voluntarily waived advisory fees of $5,600 and $26,900, respectively, during the six months ended December 31, 1995. In addition, in order to reduce the operating expenses of Class A shares of the Ohio Insured Tax-Free Fund, the Adviser voluntarily reimbursed the Fund for $2,708 of Class A expenses during the period.

TRANSFER AGENT AND SHAREHOLDER SERVICE AGREEMENT
Under the terms of the Transfer Agent and Shareholder Service Agreement between the Trust and MGF, MGF maintains the records of each shareholder's account, answers shareholders' inquiries concerning their accounts, processes purchases and redemptions of each Fund's shares, acts as dividend and distribution disbursing agent and performs other shareholder service functions. For these services, MGF receives a monthly fee at an annual rate of $25.00 per shareholder account from each of the Ohio Tax-Free Money Fund, the Tax-Free Money Fund, the California Tax-Free Money Fund and the Royal Palm Florida Tax-Free Money Fund and $21.00 per shareholder account from each of the Tax-Free Intermediate Term Fund and the Ohio Insured Tax-Free Fund, subject to a $1,000 minimum monthly fee for each Fund or for each class of shares of a Fund. In addition, each Fund pays out-of-pocket expenses including, but not limited to, postage and supplies.

ACCOUNTING SERVICES AGREEMENT
Under the terms of the Accounting Services Agreement between the Trust and MGF, MGF calculates the daily net asset value per share and maintains the financial books and records of each Fund. For these services, MGF receives a monthly fee, based on current asset levels, of $3,250 per month from each of the Tax-Free Money Fund, the California Tax-Free Money Fund and the Royal Palm Florida Tax-Free Money Fund, $3,750 per month from the Ohio Tax-Free Money Fund and $4,750 per month from each of the Tax-Free Intermediate Term Fund and the Ohio Insured Tax-Free Fund. In addition, each Fund pays certain out-of-pocket expenses incurred by MGF in obtaining valuations of such Fund's portfolio securities.

UNDERWRITING AGREEMENT
The Adviser is the Funds' principal underwriter and, as such, acts as exclusive agent for distribution of the Funds' shares. Under the terms of the Underwriting Agreement between the Trust and the Adviser, the Adviser and affiliates earned $6,057 and $9,928 from underwriting and broker commissions on the sale of shares of the Tax-Free Intermediate Term Fund and the Ohio Insured Tax-Free Fund, respectively, during the six months ended December 31, 1995. In addition, the Adviser collected $3,502 and $39 of contingent deferred sales loads on the redemption of Class C shares of the Tax-Free Intermediate Term Fund and the Ohio Insured Tax-Free Fund, respectively.

PLANS OF DISTRIBUTION
The Trust has a Plan of Distribution (Class A Plan) under which shares of each Fund having one class of shares and Class A shares of each Fund having two classes of shares may directly incur or reimburse the Adviser for expenses related to the distribution and promotion of shares. The annual limitation for payment of such expenses under the Class A Plan is .25% of average daily net assets.

The Trust has a Plan of Distribution (Class C Plan) under which Class C shares of the Tax-Free Intermediate Term Fund and the Ohio Insured Tax-Free Fund may directly incur or reimburse the Adviser for expenses related to the distribution and promotion of shares. The annual limitation for payment of such expenses under the Class C Plan is 1% of average daily net assets attributable to Class C shares.

CUSTODIAN AGREEMENT
The Fifth Third Bank, which serves as the custodian for each Fund, was a significant shareholder of record of the Ohio Tax-Free Money Fund as of December 31, 1995. Under the terms of the Custodian Agreement, The Fifth Third Bank receives from each Fund a base fee at an annual rate of .005% of its average net assets (subject to a minimum fee of $1,500 and a maximum fee of $5,000) plus transaction charges for each security transaction of the Funds.

4. CAPITAL SHARE TRANSACTIONS
Proceeds and payments on capital shares as shown in the Statements of Changes in Net Assets are the result of the following capital share transactions for the periods ended December 31, 1995 and June 30, 1995:

----------------------------------------------------------------------------------------------------------------------
                                                       TAX-FREE INTERMEDIATE               OHIO INSURED
                                                             TERM FUND                    TAX-FREE FUND

                                                   SIX MONTHS         YEAR         SIX MONTHS        YEAR
                                                      ENDED           ENDED           ENDED          ENDED
                                                  DEC. 31,1995      JUNE 30,      DEC. 31,1995     JUNE 30,
                                                   (UNAUDITED)        1995         (UNAUDITED)       1995

----------------------------------------------------------------------------------------------------------------------
CLASS A
Shares sold....................................        753,661       2,523,254      5,540,675      11,576,223
Shares issued in reinvestment of
   distributions to shareholders...............        129,596         320,606        116,951         262,171
Shares redeemed................................    ( 1,620,085)    ( 5,334,216)   ( 5,518,144)   ( 12,691,802)
                                                  ------------   -------------   -------------   ------------

Net increase (decrease) in shares outstanding..      ( 736,828)    ( 2,490,356)       139,482       ( 853,408)
Shares outstanding, beginning of period........      7,470,758       9,961,114      5,951,947       6,805,355
                                                  ------------   -------------   -------------   ------------

Shares outstanding, end of period..............      6,733,930       7,470,758      6,091,429      5,951,947
                                                  ============   =============   =============   ============

CLASS C
Shares sold....................................        121,938         661,291         50,436         164,356
Shares issued in reinvestment of
   distributions to shareholders...............          8,467          16,430          7,124          12,037
Shares redeemed................................      ( 140,838)      ( 522,939)      ( 41,327)       ( 55,643)
                                                  ------------   -------------   -------------   ------------

Net increase (decrease) in shares outstanding..       ( 10,433)        154,782         16,233         120,750
Shares outstanding, beginning of period........        443,255         288,473        347,217         226,467
                                                  ------------   -------------   -------------   ------------

Shares outstanding, end of period..............        432,822         443,255        363,450         347,217
                                                  ============   =============   =============   ============

----------------------------------------------------------------------------------------------------------------------

Capital share transactions for the Ohio Tax-Free Money Fund, the Tax-Free Money Fund, the California Tax-Free Money Fund and the Royal Palm Florida Tax-Free Money Fund are identical to the dollar value of those transactions as shown in the Statements of Changes in Net Assets.

5.  PORTFOLIO COMPOSITION
As of December 31, 1995, the Ohio Tax-Free Money Fund and the Ohio Insured Tax-Free Fund were invested exclusively in debt obligations issued by the State of Ohio and its political subdivisions, agencies, authorities and instrumentalities and by other issuers the interest from which is exempt from Ohio income tax. The California Tax-Free Money Fund was invested exclusively in debt obligations issued by the State of California and its political subdivisions, agencies, authorities and instrumentalities and by other issuers the interest from which is exempt from California income tax. The Royal Palm Florida Tax-Free Money Fund was invested exclusively in debt obligations issued by the State of Florida and its political subdivisions, agencies, authorities and instrumentalities and by other issuers the value of which is exempt from the Florida intangible personal property tax. As of December 31, 1995, 17.9% of the portfolio securities of the Tax-Free Money Fund were concentrated in the State of Ohio, 11.9% in the State of Minnesota and 10.1% in the State of Kentucky. For information regarding portfolio composition by state for the Tax-Free Intermediate Term Fund as of December 31, 1995, see the Fund's Portfolio of Investments.

As diversified Funds registered under the 1940 Act, it is the policy of the Tax-Free Money Fund and the Tax-Free Intermediate Term Fund that not more than 25% of the total assets of each such Fund be invested in securities of issuers which individually comprise more than 5% of its total assets.

The Ohio Tax-Free Money Fund, the California Tax-Free Money Fund, the Royal Palm Florida Tax-Free Money Fund and the Ohio Insured Tax-Free Fund are each non-diversified Funds under the 1940 Act. Thus, investments may be concentrated in fewer issuers than those of a diversified fund. However, as of December 31, 1995, each of the Ohio Tax-Free Money Fund, the California Tax-Free Money Fund, the Royal Palm Florida Tax-Free Money Fund and the Ohio Insured Tax-Free Fund had no concentrations of investments (10% or greater) in any one issuer.

The Ohio Tax-Free Money Fund, the Tax-Free Money Fund, the California Tax-Free Money Fund and the Royal Palm Florida Tax-Free Money Fund each invest in municipal securities maturing in 13 months or less and having a short-term rating in one of the top two ratings categories by at least two nationally recognized statistical rating agencies (or by one such agency if a security is rated by only that agency) or, if unrated, are determined by the Adviser, under the supervision of the Board of Trustees, to be of comparable quality.

As of December 31, 1995, 51.8% of the Tax-Free Intermediate Term Fund's portfolio securities were rated AAA/Aaa [using the higher of Standard & Poor's Corporation (S&P) or Moody's Investors Service, Inc. (Moody's) ratings], 24.5% were rated AA/Aa, 20.2% were rated A/A and 3.5% were not rated.

As of December 31, 1995, 96.6% of the Ohio Insured Tax-Free Fund's long-term portfolio securities were either (1) insured by an insurance policy obtained from a recognized insurer which carries a rating of AAA by S&P or Aaa by Moody's, (2) guaranteed as to the payment of interest and principal by an agency or instrumentality of the U.S. Government, or (3) secured as to the payment of interest and principal by an escrow account consisting of obligations of the U.S. Government. Three private insurers individually insure more than 10% of the Ohio Insured Tax-Free Fund's portfolio securities and collectively insure 84.3% of its portfolio securities.

The concentration of investments for each Fund as of December 31, 1995, classified by revenue source, was as follows:

------------------------------------------------------------------------------------------------------------------------
                                                                            ROYAL PALM
                                         OHIO                 CALIFORNIA    FLORIDA      TAX-FREE      OHIO
                                       TAX-FREE    TAX-FREE    TAX-FREE     TAX-FREE    INTERMEDIATE  INSURED
                                         MONEY       MONEY       MONEY        MONEY        TERM      TAX-FREE
                                         FUND        FUND        FUND         FUND         FUND      FUND

------------------------------------------------------------------------------------------------------------------------
General Obligations.................      21.6%       18.2%         9.7%        11.8%       23.1%       42.1%
Revenue Bonds:
  Industrial Development/Pollution
    Control.........................      39.0%       33.4%         33.5%       19.0%       11.3%        5.5%
  Hospital/Health Care..............      23.5%        4.8%         6.1%        26.2%       16.3%       17.4%
  Utilities.........................       1.9%       12.6%        13.8%        12.4%       11.9%       17.9%
  Housing/Mortgage..................       4.1%       13.8%           --        17.1%       11.4%        6.0%
  Education.........................       2.3%        3.8%         4.7%         0.8%       10.8%        4.9%
  Transportation....................         --        2.5%         7.0%         7.3%        3.4%          --
  Public Facilities.................         --        0.4%         7.8%         1.1%        6.3%        2.7%
  Leases............................         --        1.1%        13.1%           --        2.1%          --
  Economic Development..............       4.3%        4.7%           --           --          --          --
  Special Tax.......................         --        3.5%         1.1%         0.9%        1.4%        0.7%
  Miscellaneous.....................       3.3%        1.2%         3.2%         3.4%        2.0%        2.8%
                                     ----------- ----------- -----------   ----------- ----------- -----------

Total ..............................     100.0%      100.0%       100.0%       100.0%      100.0%      100.0%
                                     =========== =========== ===========   =========== =========== ===========

------------------------------------------------------------------------------
See each Fund's Portfolio of Investments for additional information on portfolio composition.

FOOTNOTES TO PORTFOLIOS OF INVESTMENTS:

Variable and adjustable rate put bonds earn interest at a coupon rate which fluctuates at specified intervals, usually daily, monthly or semi-annually. The rates shown in the Portfolios of Investments are the coupon rates in effect at December 31, 1995.

Put bonds may be redeemed at the discretion of the holder on specified dates prior to maturity. Mandatory put bonds are automatically redeemed at a specified put date unless action is taken by the holder to prevent redemption.

Bonds denoted as prerefunded are anticipated to be redeemed prior to their scheduled maturity. The dates indicated in the Portfolios of Investments are the stipulated prerefunded dates.


PORTFOLIO ABBREVIATIONS:
ARPB - Adjustable Rate Put Bonds                              ISD - Independent School District
BANS - Bond Anticipation Notes                                LSD - Local School District
COP - Certificates of Participation                           MFH - Multi-Family Housing
CSD - City School District                                    MFM - Multi-Family Mortgage
EDR - Economic Development Revenue                            PCR - Pollution Control Revenue
GO - General Obligation                                       RANS - Revenue Anticipation Notes
HCR - Housing Corporation Revenue                             SFM - Single Family Mortgage
HFA - Housing Finance Authority/Agency                        TANS - Tax Anticipation Notes
HFC - Housing Finance Corporation                             TRANS - Tax Revenue Anticipation Notes
IDA - Industrial Development Authority/Agency                 USD - Unified School District
IDR - Industrial Development Revenue                          VRDN - Variable Rate Demand Notes

OHIO TAX-FREE MONEY FUND
PORTFOLIO OF INVESTMENTS
DECEMBER 31, 1995 (UNAUDITED)
======================================================================================================================
   PRINCIPAL                                                                   COUPON   MATURITY
    AMOUNT    FIXED RATE REVENUE AND GENERAL OBLIGATION BONDS-- 24.3%           RATE      DATE        VALUE
----------------------------------------------------------------------------------------------------------------------
$ 1,000,000   Cleveland, OH, Waterworks Rev. (First Mtg.), Ser. C,
               Prerefunded @102..............................................   9.250% 01/01/1996 $ 1,020,000
  3,632,050   Hamilton, OH, GO BANS..........................................   3.910  01/18/1996   3,632,063
    475,000   Ohio St. Coal Dev. GO BANS.....................................   6.450  02/01/1996     475,720
  2,900,000   Centerville, OH, Rec. Fac. GO..................................   5.400  02/01/1996   2,903,469
    900,000   Union Co., OH, Courthouse Renovation GO BANS...................   5.070  03/01/1996     900,380
  1,850,000   Salem, OH, CSD School Impt. GO BANS............................   4.290  03/07/1996   1,850,125
  1,200,000   Centerville, OH, CSD GO BANS...................................   4.400  03/14/1996   1,201,280
  2,100,000   Univ. of Cincinnati, OH, Gen. Receipts GO BANS, Ser. K-1.......   5.000  03/21/1996   2,101,532
    895,000   Marysville, OH, GO BANS........................................   4.770  03/29/1996     895,556
  1,500,000   Stark Co., OH, Sewer Dist. Impt. GO BANS.......................   5.000  04/03/1996   1,501,456
  1,800,000   Talawanda, OH, CSD Bd. of Educ. School Impt. GO BANS...........   5.370  04/04/1996   1,804,072
  3,840,000   Springboro, OH, Comm. CSD GO...................................   4.180  04/11/1996   3,844,470
  1,750,000   Trumbull Co., OH, Correctional Fac. GO BANS....................   4.830  04/11/1996   1,750,598
  3,000,000   Upper Arlington, OH, CSD GO....................................   4.200  04/11/1996   3,004,491
    870,000   Middleburg Heights, OH, Various Purpose GO BANS................   4.500  05/30/1996     870,857
    295,000   Ohio St. Water Dev. Auth. PCR..................................   4.250  06/01/1996     295,000
  3,000,000   Cleveland, OH, CSD GO RANS.....................................   4.500  06/01/1996   3,011,258
    700,000   Columbus, OH, Sewer Rev., Ser. A, Prerefunded @102.............   8.000  06/01/1996     725,541
  1,050,000   Brooklyn City, OH, Various Purpose GO BANS.....................   4.250  06/06/1996   1,051,203
  1,200,000   Liberty Benton, OH, LSD GO BANS................................   4.140  06/06/1996   1,200,449
    645,000   Valley View, OH, LSD School Energy Conservation GO BANS........   4.700  06/06/1996     646,193
  1,000,000   Northeastern, OH, LSD GO BANS..................................   4.100  06/11/1996   1,001,296
  2,754,624   Union, OH, LSD GO BANS.........................................   4.800  06/13/1996   2,762,411
  1,000,000   North Olmsted, OH, Various Purpose Impt. GO BANS...............   4.670  06/20/1996   1,001,879
    750,000   Groveport-Madison, OH, LSD GO TANS.............................   4.200  06/21/1996     751,205
    990,000   Loveland, OH, Various Purpose Impt. GO BANS....................   4.210  06/27/1996     990,968
  2,570,000   Cuyahoga Falls, OH, CSD GO BANS................................   4.300  06/28/1996   2,573,861
  1,665,000   Euclid City, OH, Various Impt. GO BANS.........................   4.250  07/12/1996   1,666,259
    675,000   Dayton, OH, Airport GO BANS....................................   4.050  07/25/1996     675,545
  1,667,040   Willoughby, OH, Landfill Closure GO BANS.......................   4.200  07/25/1996   1,669,742
  1,450,000   Powell Village, OH, Road Impt. GO BANS.........................   4.100  08/15/1996   1,452,619
    180,000   Powell Village, OH, Street Impt. GO BANS.......................   4.380  08/15/1996     180,520
  2,500,000   Univ. of Cincinnati, OH, General Receipts, Ser. S..............   4.250  08/28/1996   2,503,940
  1,105,000   Loraine Co., OH, Water & Sewer Impt. GO BANS...................   4.250  08/30/1996   1,106,050
    245,000   Ohio HFA Mtg. Rev., Ser A-1....................................   4.400  09/01/1996     245,589
  1,000,000   Plain Township, OH, Fire Station Const. & Impt. BANS...........   4.390  09/17/1996   1,003,710
    800,000   Miamisburg, OH, Street Impt. GO BANS...........................   4.250  09/27/1996     801,416
  2,260,000   Canfield, OH, LSD School Impt. GO BANS.........................   4.150  10/03/1996   2,263,273
  2,300,000   Belmont Co., OH, Sanitary Sewer Impt. BANS.....................   4.090  11/26/1996   2,305,787
    975,000   Marysville, OH, GO BANS........................................   4.140  12/12/1996     977,575
-------------                                                                                     ------------

$60,488,714   TOTAL FIXED RATE REVENUE AND GENERAL OBLIGATION BONDS
-------------
                (Amortized Cost $60,619,358).................................                     $60,619,358
                                                                                                  ------------

=======================================================================================================================
   PRINCIPAL                                                                   COUPON   MATURITY
    AMOUNT    FLOATING AND VARIABLE RATE DEMAND NOTES-- 56.9%                   RATE      DATE        VALUE

-----------------------------------------------------------------------------------------------------------------------
$ 1,000,000   Ohio Higher Educ. Fac. Rev. (John Carroll Univ.)...............   4.250% 01/01/1996 $ 1,000,000
  2,500,000   Cincinnati-Hamilton Co., OH, Port. Auth. IDR
               (Multi-Color Corp.)...........................................   5.250  01/02/1996   2,500,000
  4,250,000   Cincinnati-Hamilton Co., OH, Port. Auth. Rev. (Kaiser
               Agric. Chemical Co.)..........................................   5.300  01/02/1996   4,250,000
  2,200,000   Columbus, OH, Elec. Sys. Rev...................................   3.900  01/02/1996   2,200,000
    900,000   Cuyahoga Co., OH, Hosp. Impt. Rev. (University Hosp. Cleveland)   5.950  01/02/1996     900,000



OHIO TAX-FREE MONEY FUND (CONTINUED)
=======================================================================================================================
   PRINCIPAL                                                                   COUPON   MATURITY
    AMOUNT    FLOATING AND VARIABLE RATE DEMAND NOTES-- 56.9%                   RATE      DATE        VALUE

-----------------------------------------------------------------------------------------------------------------------
$ 4,320,000   Cuyahoga Co., OH, IDR (S & R Playhouse Realty).................   3.850% 01/02/1996 $ 4,320,000
  1,600,000   Delaware Co., OH, IDR (Radiation Sterilizers, Inc.)............   3.900  01/02/1996   1,600,000
    400,000   Franklin Co., OH, Health Sys. Rev. (St. Anthony Medical Ctr.)..   5.950  01/02/1996     400,000
    250,000   Franklin Co., OH, IDR (BOA Ltd. Proj.).........................   4.150  01/02/1996     250,000
    600,000   Franklin Co., OH, IDR (Capitol South)..........................   4.100  01/02/1996     600,000
  1,300,000   Franklin Co., OH, IDR (Jacobson's Stores)......................   4.100  01/02/1996   1,300,000
  8,500,000   Hamilton Co., OH, Health Sys. Rev. (Franciscan Sisters)........   5.950  01/02/1996   8,500,000
  3,000,000   Muskingum Co., OH, IDR (Elder-Beerman).........................   4.000  01/02/1996   3,000,000
  2,500,000   Ohio Air Quality Dev. Auth. Environ. Impt. Rev. (Mead Corp.)...   5.900  01/02/1996   2,500,000
    500,000   Ohio St. Environ. Impt. Rev. (U.S. Steel Corp.)................   4.000  01/02/1996     500,000
    400,000   Ohio Water Dev. Auth. Environ. Impt. Rev., Ser. 1986B
               (Mead Corp.)..................................................   5.900  01/02/1996     400,000
  2,110,000   Ohio St. PCR (Sohio Water Proj.)...............................   6.000  01/02/1996   2,110,000
    245,000   Akron, OH, Sani. Sewer Sys. Rev., Ser. 1994....................   5.150  01/03/1996     245,000
  1,000,000   Butler Co., OH, IDR (Phillip Morris Co.).......................   5.150  01/03/1996   1,000,000
  2,550,000   Centerville, OH, Healthcare Rev. (Bethany-Lutheran)............   5.250  01/03/1996   2,550,000
  1,800,000   Cleveland-Cuyahoga Co., OH, Port. Auth. Rev. (Rock & Roll Hall
               of Fame)......................................................   5.150  01/03/1996   1,800,000
  8,100,000   Clermont Co., OH, Hosp. Fac. Rev., Ser. B (Mercy Health Sys.)..   5.250  01/03/1996   8,100,000
  1,075,000   Cuyahoga Co., OH, Healthcare Fac. Rev., Ser. 1993A (Hospice of
               the Western Reserve)..........................................   5.300  01/03/1996   1,075,000
  1,750,000   Cuyahoga Co., OH, Healthcare Fac. Rev., Ser. 1993B (Hospice of
               the Western Reserve)..........................................   5.300  01/03/1996   1,750,000
  1,250,000   Cuyahoga Co., OH, Healthcare Fac. Rev. (Benjamin Rose Inst.)...   5.200  01/03/1996   1,250,000
    220,000   Cuyahoga Co., OH, IDR (Schottenstein Stores)...................   5.250  01/03/1996     220,000
  2,000,000   Cuyahoga Co., OH, IDR, Ser. 1989 (Motch Corp. Proj.)...........   5.650  01/03/1996   2,000,000
  1,000,000   Cuyahoga Co., OH, IDR (Pleasant Lake Assoc.)...................   5.300  01/03/1996   1,000,000
    900,000   Delaware Co., OH, Indust. Rev., Ser. 1985 (MRG Limited Proj.)..   5.300  01/03/1996     900,000
    564,000   Franklin Co., OH, IDR, Ser. D (Kindercare).....................   5.350  01/03/1996     564,000
    540,000   Franklin Co., OH, IDR (Columbus Dist.).........................   5.300  01/03/1996     540,000
  1,605,000   Greene Co., OH, Healthcare Fac. Rev. (Green Oaks Proj.)........   5.300  01/03/1996   1,605,000
    900,000   Hardin Co., OH, Hosp. Impt. Rev., Ser. A (Hardin Memorial Hosp.)  5.300  01/03/1996     900,000
  1,160,000   Huron Co., OH, Ref. Rev. (Norwalk Furniture Corp.).............   5.300  01/03/1996   1,160,000
    375,000   Hudson Village, OH, IDR, Ser. A (Kindercare)...................   5.350  01/03/1996     375,000
    494,000   Lorain Co., OH, IDR, Ser. C (Kindercare).......................   5.350  01/03/1996     494,000
  1,120,000   Lucas Co., OH, EDR (Glendale Meadows)..........................   5.300  01/03/1996   1,120,000
    300,000   Medina, OH, IDR (Kindercare)...................................   5.350  01/03/1996     300,000
  1,100,000   Meigs Co., OH, Indust. Rev., Ser. 1985 (MRG Limited Proj.).....   5.300  01/03/1996   1,100,000
    287,000   Middletown, OH, IDR, Ser. A (Kindercare).......................   5.350  01/03/1996     287,000
    935,000   Montgomery Co., OH, Healthcare Rev., Ser. A (Dayton Area
               MRI Consortium)...............................................   5.300  01/03/1996     935,000
    340,000   Montgomery Co., OH, IDR (Kindercare)...........................   5.350  01/03/1996     340,000
  1,000,000   Morrow Co., OH, IDR (Field Container Corp.)....................   5.200  01/03/1996   1,000,000
    600,000   Ohio Air Quality Dev. Auth. Rev. (Honda of America)............   5.650  01/03/1996     600,000
  1,900,000   Ohio St. Environ. Impt. Rev. (Honda of America)................   5.650  01/03/1996   1,900,000
    200,000   Ohio Water Dev. Auth. Rev. (Timken Co. Proj.)..................   5.100  01/03/1996     200,000
    850,000   Orrville, OH, Hosp. Fac. Rev., Ser. 1990 (Orrville Hosp.)......   5.250  01/03/1996     850,000
    200,000   Stark Co., OH, IDR, Ser. D (Kindercare)........................   5.350  01/03/1996     200,000
  2,765,000   Summit Co., OH, IDR (Bowery Assoc.)............................   5.200  01/03/1996   2,765,000
    375,000   Wadsworth, OH, IDR (Kindercare)................................   5.350  01/03/1996     375,000
  1,200,000   Wyandot Co., OH, Indust. Rev., Ser. 1985 (MRG Limited Proj.)...   5.300  01/03/1996   1,200,000
    500,000   Akron, Bath & Copley, OH, Joint Twp. Hosp. Rev. (Visiting
               Nurse Svcs. Proj.)............................................   5.300  01/04/1996     500,000
  4,420,000   Ashtabula Co., OH, Hosp. Fac. Rev., Ser. 1995 (Ashtabula Co.
               Med. Ctr. Proj.)..............................................   5.200  01/04/1996   4,420,000
  1,750,000   Ashland, OH, IDR (Landover Properties).........................   5.150  01/04/1996   1,750,000
  2,000,000   Clinton Co., OH, Hosp. Rev. (Clinton Memorial).................   5.250  01/04/1996   2,000,000
  1,000,000   Cuyahoga Co., OH, IDR (Edgecomb Metals)........................   5.000  01/04/1996   1,000,000
  1,240,000   Franklin Co., OH, IDR (Ohio Girl Scout Council)................   5.200  01/04/1996   1,240,000
  8,000,000   Franklin Co., OH, IDR (Berwick Steel)..........................   5.250  01/04/1996   8,000,000
    400,000   Franklin Co., OH, IDR (Columbus College).......................   5.200  01/04/1996     400,000
  2,000,000   Franklin Co., OH, IDR (Alco Standard Corp.)....................   5.350  01/04/1996   2,000,000

OHIO TAX-FREE MONEY FUND (CONTINUED)
=======================================================================================================================
   PRINCIPAL                                                                   COUPON   MATURITY
    AMOUNT    FLOATING AND VARIABLE RATE DEMAND NOTES-- 56.9%                   RATE      DATE        VALUE

-----------------------------------------------------------------------------------------------------------------------
$ 1,550,000   Hamilton Co., OH, EDR, Ser. 1995 (Cincinnati Assoc.
               Performing Arts)..............................................   5.200% 01/04/1996 $ 1,550,000
  2,000,000   Lucas Co., OH, IDR (Ohio Citizens Bank Proj.)..................   5.300  01/04/1996   2,000,000
    425,000   Lucas Co., OH, Rev. (Sunshine Children's Home).................   5.300  01/04/1996     425,000
  2,090,000   Mahoning Co., OH, Healthcare Fac. Rev. (Copeland Oaks).........   5.200  01/04/1996   2,090,000
  1,830,000   Mahoning Co., OH, Healthcare Fac. Rev. (Ohio Heart Institute)..   5.200  01/04/1996   1,830,000
  4,330,000   Marion Co., OH, Hosp. Impt. Rev. (Pooled Lease Proj.)..........   5.200  01/04/1996   4,330,000
  3,920,000   Montgomery Co., OH, Healthcare Rev. (Comm. Blood Ctr. Proj.)...   5.200  01/04/1996   3,920,000
  4,800,000   Ohio EDR, Ser. 1983 (Court St. Ctr. Assoc. Ltd. Proj.).........   4.950  01/04/1996   4,800,000
  1,385,000   Pike Co., OH, EDR (Pleasant Hill)..............................   5.200  01/04/1996   1,385,000
  1,100,000   Franklin Co., OH, Port. Auth. Rev. (Rickenbacker Holdings, Inc.)  5.200  01/04/1996   1,100,000
  3,610,000   Sharonville, OH, IDR (Edgecomb Metals).........................   5.000  01/04/1996   3,610,000
    685,000   Summit Co., OH, IDR (Go-Jo Indust.)............................   5.200  01/04/1996     685,000
  2,725,000   Toledo Lucas Co., OH, Port. Auth. IDR, Ser. 1994...............   5.200  01/04/1996   2,725,000
  4,695,000   Trumbull Co., OH, Hosp. Rev. (Shepherd Valley Lutheran)........   5.200  01/04/1996   4,695,000
  1,600,000   Warren Co., OH, IDR (Liquid Container).........................   5.250  01/04/1996   1,600,000
  3,050,000   Westlake, OH, IDR (Nordson Co.)................................   5.200  01/04/1996   3,050,000
    100,000   Wood Co., OH, IDR (North American Science).....................   5.300  01/04/1996     100,000
  2,125,000   Ashland Co., OH, Hosp. Fac. Rev., Ser. 1989 (Good Shepherd)....   5.500  01/04/1996   2,125,000
  1,400,000   Hamilton Co., OH, IDR (ADP System).............................   4.250  01/15/1996   1,400,000
-------------                                                                                     ------------

$141,760,000  TOTAL FLOATING AND VARIABLE RATE DEMAND NOTES
-------------
                (Amortized Cost $141,760,000)................................                     $141,760,000
                                                                                                  ------------

======================================================================================================================
   PRINCIPAL                                                                   COUPON   MATURITY
    AMOUNT    ADJUSTABLE RATE PUT BONDS-- 13.8%                                 RATE      DATE        VALUE

----------------------------------------------------------------------------------------------------------------------
$ 1,400,000   Montgomery Co., OH, Rev. (Sisters of Charity)..................   4.600% 01/11/1996 $ 1,400,000
    880,000   Franklin Co., OH, EDR (JAL Realty).............................   4.000  01/15/1996     880,000
  1,505,000   Hamilton, OH, IDR (Continental Commercial Properties Proj.)....   3.750  02/01/1996   1,505,000
    540,000   Middletown, OH, IDR (Continental Commercial Properties Proj.)..   3.750  02/01/1996     540,000
  1,010,000   Citizens Federal Tax-Exempt Mtg. Bond Trust....................   4.350  03/01/1996   1,010,000
    950,000   M & M Tax-Exempt  Mtg. Bond Trust..............................   3.900  03/01/1996     950,000
    680,000   Riverside, OH, EDR (Riverside Assoc. Ltd. Proj.)...............   4.150  03/01/1996     680,000
  4,895,000   Cuyahoga Co., OH, IDR (Halle Office Bldg.).....................   3.900  04/01/1996   4,895,000
    180,000   Franklin Co., OH, IDR (Pan Western Life).......................   3.900  04/01/1996     180,000
    690,000   Franklin Co., OH, IDR (GSW Proj.)..............................   3.800  05/01/1996     690,000
    145,000   Ohio Company Tax-Exempt Mtg. Bond Trust, Ser. 1................   3.960  05/01/1996     145,000
  3,300,000   Ohio HFA MFH (Lincoln Park)....................................   4.250  05/01/1996   3,300,000
    100,000   Summit Co., OH, IDR (SGS Tool Co. II)..........................   3.800  05/01/1996     100,000
  3,955,000   Richland Co., OH, IDR (Mansfield Sq. Proj.)....................   3.750  05/15/1996   3,955,000
    930,000   Cuyahoga Co., OH, Healthcare Rev. (Cleveland Neighborhood
               Health Svcs.).................................................   4.375  06/01/1996     930,000
    540,000   Cuyahoga Co., OH, IDR (Southwest Partners Ltd.)................   4.150  06/01/1996     540,000
    725,000   Cuyahoga Co., OH, IDR (Welded Ring)............................   3.750  06/01/1996     725,000
  2,415,000   Franklin Co., OH, IDR (Leveque & Assoc. Proj.).................   3.750  06/01/1996   2,415,000
    340,000   Lucas Co., OH, EDR (Cross County Inns, Inc.)...................   4.000  06/01/1996     340,000
    960,000   Scioto Co., OH, Healthcare Rev. (Hillview Retirement Ctr.).....   3.750  06/01/1996     960,000
  1,115,000   Gallia Co., OH, IDR (Jackson Pike Assoc.)......................   3.700  06/15/1996   1,115,000
  3,280,000   Ohio Company Tax-Exempt Mtg. Bond Trust, Ser. 2................   3.900  06/15/1996   3,279,203
  2,500,000   Ohio St. Air Quality Dev. Auth. Rev., Ser. A (Duquesne Light)..   3.650  07/18/1996   2,500,000
  1,285,000   Miami Valley Tax-Exempt Mtg. Bond Trust........................   4.880  10/15/1996   1,285,000
-------------                                                                                     ------------

$34,320,000   TOTAL ADJUSTABLE RATE PUT BONDS
-------------
                (Amortized Cost $34,319,203).................................                     $34,319,203
                                                                                                  ------------

OHIO TAX-FREE MONEY FUND (CONTINUED)
=========================================================================================================================
   PRINCIPAL                                                                   COUPON   MATURITY
    AMOUNT    COMMERCIAL PAPER-- 4.9%                                           RATE      DATE        VALUE

-------------------------------------------------------------------------------------------------------------------------
$ 3,000,000   Ohio St. Air Quality (Cleveland Electric)......................   4.250% 01/09/1996 $ 3,000,000
  3,820,000   Ohio St. Air Quality (Cleveland Electric)......................   3.700  01/11/1996   3,820,000
  5,450,000   Ohio St. Air Quality (Cleveland Electric)......................   3.450  01/17/1996   5,450,000
-------------                                                                                     ------------

$12,270,000   TOTAL COMMERCIAL PAPER
-------------
                (Amortized Cost $12,270,000) ................................                     $12,270,000
                                                                                                  ------------
$248,838,714  TOTAL INVESTMENTS AT VALUE -- 99.9%
=============
                (Amortized Cost $248,968,561)................................                     $248,968,561


              OTHER ASSETS AND LIABILITIES, NET-- .1% .......................                         221,099
                                                                                                  ------------

              NET ASSETS-- 100.0% ...........................................                     $249,189,660
                                                                                                  ============

TAX-FREE MONEY FUND
PORTFOLIO OF INVESTMENTS
DECEMBER 31, 1995 (UNAUDITED)
=======================================================================================================================
   PRINCIPAL                                                                   COUPON   MATURITY
    AMOUNT    FIXED RATE REVENUE AND GENERAL OBLIGATION BONDS-- 37.5%           RATE      DATE        VALUE

-----------------------------------------------------------------------------------------------------------------------
$   235,000   North Carolina Educ. Facs. (Elon College)......................   4.800% 01/01/1996 $   235,000
    110,000   Indiana Muni. Power Supply Rev., Ser. A, Prerefunded @ 103.....   9.200  01/01/1996     113,300
    105,000   Michigan Pub. Power Agy. Rev. (Belle River Proj.),
               Prerefunded @ 101.............................................   7.000  01/01/1996     106,050
    100,000   New York St. Urban Dev. Correctional Facs. Rev., Ser. B,
               Prerefunded @ 102.............................................   7.600  01/01/1996     102,000
    725,000   Piedmont, SC, Muni. Power Agy. Elec. Rev., Prerefunded @ 103...   9.700  01/01/1996     746,750
    130,000   Barnwell Co., SC, GO...........................................   6.750  02/01/1996     130,288
    250,000   Cobb Co., GA, School Dist. GO..................................   6.125  02/01/1996     250,403
    855,000   Garland, TX, ISD GO............................................   5.800  02/15/1996     856,786
    100,000   Longview, TX, Water & Sewer Rev., Prerefunded @ 100............   8.700  03/01/1996     100,771
    200,000   Montgomery Co., AL, Waterwks. & Sanit. Sewer Rev.,
               Prerefunded @ 100.............................................   9.700  03/01/1996     201,904
  1,000,000   Sulphur, LA, Public Impt. Rev..................................   4.500  04/01/1996   1,001,661
    560,000   Ross Co., OH, GO BANS..........................................   5.040  04/26/1996     560,491
    120,000   Wright St. Univ., OH, Rev. (College Impts.), Prerefunded @ 102.   7.375  05/01/1996     123,727
    300,000   Louisiana St. GO, Ser. A, Prerefunded @ 102....................   7.375  05/01/1996     309,347
    245,000   Washington St. GO, Prerefunded @ 100...........................   9.200  05/01/1996     249,136
    335,000   Austin, TX, Util. Sys. Rev., Prerefunded @ 102.................   7.750  05/15/1996     346,255
    100,000   Hamilton Co., OH, Sewer Sys. Rev., Prerefunded @ 100...........   7.000  06/01/1996     101,254
    520,000   District of Columbia GO, Ser. A, Prerefunded @ 102.............   7.875  06/01/1996     538,380
    250,000   Florida St. Board of Educ. GO, Ser. A, Prerefunded @ 102.......   7.500  06/01/1996     258,443
  1,400,000   Branson, MO, BANS (Water Treatment Plant)......................   5.000  06/01/1996   1,400,000
    995,000   Covington, KY, GO TRANS........................................   5.500  06/28/1996     997,319
    110,000   Washington St. Pub. Power Supply Sys. Rev., Ser. 1990
               (Nuclear Proj. #1), Prerefunded @ 103.........................   15.000 07/01/1996     119,018
    200,000   Greater Cleveland Regional Transit Auth. COP...................   9.100  07/01/1996     204,841
    200,000   Pennsylvania St. IDA Rev., Escrowed to Maturity................   6.300  07/01/1996     202,334
    520,000   El Paso, TX, GO, Ser. 1994 A...................................   8.000  08/15/1996     532,766
    245,000   Peoria, IL, School Dist. #150 GO...............................   4.600  09/15/1996     245,924
    370,000   Brook Park, OH, BANS Sewer Impr. GO............................   4.250  09/20/1996     370,510
    300,000   Greensboro, NC, COP Pkg. Facs. Proj. Rev.......................   5.700  12/01/1996     304,516
-------------                                                                                     ------------

$10,580,000   TOTAL FIXED RATE REVENUE AND GENERAL OBLIGATION BONDS
-------------
                (Amortized Cost $10,709,174).................................                     $10,709,174
                                                                                                  ------------

=======================================================================================================================
   PRINCIPAL                                                                   COUPON   MATURITY
    AMOUNT    FLOATING AND VARIABLE RATE DEMAND NOTES-- 40.7%                   RATE      DATE        VALUE

-----------------------------------------------------------------------------------------------------------------------
$   530,000   Washington Co., PA, IDA (Dynamet, Inc. Proj.)..................   4.080% 01/01/1996 $   530,000
  1,000,000   New Jersey EDA & EDR (Union Avenue Assoc.).....................   4.450  01/01/1996   1,000,000
    350,000   NCNB Pooled Tax-Exempt Rev., Ser. 1990A........................   4.250  01/01/1996     350,000
  1,400,000   Hamilton Co., OH, Health Sys. Rev. (Franciscan Sisters)........   5.950  01/02/1996   1,400,000
    200,000   St. Lucie Co., FL, PCR (Florida Power & Light).................   6.000  01/02/1996     200,000
    900,000   Eddyville, IA, IDR (Heartland Lysine, Inc.)....................   5.600  01/03/1996     900,000
  1,300,000   Illinois Dev. Fin. Auth. MFH Rev. (Cobbler Square Proj.).......   5.650  01/03/1996   1,300,000
    650,000   Bossier Parish, LA, IDR ( LaQuinta Motor Inns).................   5.350  01/04/1996     650,000
    890,000   Brooklyn Park, MN, IDR (Schmidt Proj.).........................   5.150  01/04/1996     890,000
  1,000,000   District of Columbia MFH, Tyler House Trust COP, Ser. 1995 A...   5.500  01/04/1996   1,000,000
    575,000   Frankfort, MN, IDR, Ser. 1995 (J&B, Inc.)......................   5.400  01/04/1996     575,000
    425,000   Frankfort, MN, IDR, Ser. 1995 (J&B, Inc.)......................   5.700  01/04/1996     425,000
    480,000   Jackson, TN, IDR Pollution Control (Florida Steel).............   5.300  01/04/1996     480,000
    400,000   Los Angeles Dept. of Water & Power Rev.........................   5.150  01/04/1996     400,000


TAX-FREE MONEY FUND (CONTINUED)
=======================================================================================================================
   PRINCIPAL                                                                   COUPON   MATURITY
    AMOUNT    FLOATING AND VARIABLE RATE DEMAND NOTES-- 40.7%                   RATE      DATE        VALUE

-----------------------------------------------------------------------------------------------------------------------
$ 1,140,000   Redwood Falls, MN, IDR (Zytec Corp. Proj.).....................   5.850% 01/04/1996 $ 1,140,000
    400,000   St. Cloud, MN, Hsg. & Redev. Auth. Rev. (Coborn Realty Co.)....   5.150  01/04/1996     400,000
-------------                                                                                     ------------

$11,640,000   TOTAL FLOATING AND VARIABLE RATE DEMAND NOTES
-------------
                (Amortized Cost $11,640,000).................................                     $11,640,000
                                                                                                  ------------

=======================================================================================================================
   PRINCIPAL                                                                   COUPON   MATURITY
    AMOUNT    ADJUSTABLE RATE PUT BONDS-- 23.0%                                 RATE      DATE        VALUE

-----------------------------------------------------------------------------------------------------------------------
$ 1,125,000   Buckeye Tax-Exempt Mtg. Bond Trust.............................   4.150% 02/01/1996 $ 1,123,481
    360,000   Milwaukee, WI, IDR (Wayne C. Oldenburg Proj.)..................   3.950  02/01/1996     360,000
    350,000   Lansing, MI, EDR (LGH Office Bldg. Proj.)......................   4.150  02/15/1996     350,000
    160,000   Citizens Federal Tax-Exempt Mtg. Bond Trust....................   4.350  03/01/1996     160,000
  1,200,000   Owensboro, KY, IDR, Ser. 1985 (Dart Container).................   3.950  03/01/1996   1,200,000
    165,000   Cuyahoga Co., OH, IDR (Halle Office Bldg.).....................   3.900  04/01/1996     165,000
    505,000   Romulus, MI, Econ. Dev. Corp. (Airport Realty Proj.)...........   4.100  04/01/1996     505,000
    250,000   Medina Co., OH, IDR (Nationwide One Proj.).....................   4.000  05/01/1996     249,928
    725,000   Summit Co., OH, IDR (Akromold Inc. Proj.)......................   4.000  05/01/1996     725,000
  1,000,000   Westmoreland Co., PA, IDR (White Cons Indust.).................   4.180  06/01/1996   1,000,000
    735,000   Lexington-Fayette Co., KY, Urban Gov't. Rev.
               (Providence Montessori).......................................   4.750  07/01/1996     735,000
-------------                                                                                     ------------

$ 6,575,000   TOTAL ADJUSTABLE RATE PUT BONDS
-------------
                (Amortized Cost $6,573,409)..................................                     $ 6,573,409
                                                                                                  ------------
$28,795,000   TOTAL INVESTMENTS AT VALUE -- 101.2%
=============
                (Amortized Cost $28,922,583).................................                     $28,922,583


              OTHER ASSETS AND LIABILITIES, NET-- (1.2%) ....................                       (332,751)
                                                                                                  ------------

              NET ASSETS-- 100.0% ...........................................                     $28,589,832
                                                                                                  ============

CALIFORNIA TAX-FREE MONEY FUND
PORTFOLIO OF INVESTMENTS
DECEMBER 31, 1995 (UNAUDITED)
========================================================================================================================
   PRINCIPAL                                                                   COUPON   MATURITY
    AMOUNT    FIXED RATE REVENUE AND GENERAL OBLIGATION BONDS-- 28.9%           RATE      DATE        VALUE

------------------------------------------------------------------------------------------------------------------------
$   125,000   Turlock, CA, Irrigation Dist. Rev., Ser. A, Prerefunded @ 102..   7.750% 01/01/1996 $   127,500
    855,000   Tri City, CA, Hosp. Dist. COP (Imperial Muni. Services
               Group, Inc.), Prerefunded @ 100...............................   9.875  02/01/1996     859,201
    440,000   Oakland, CA, Redev. Agy. Central Dist. Redev.,
               Prerefunded @ 102.............................................   7.500  02/01/1996     450,092
    150,000   East Bay, CA, Muni. Util. Dist. Rev., Ser. D,
               Prerefunded @ 102.50..........................................   7.000  04/01/1996     154,721
    580,000   California St. Revenue Anticipation Warrants, Ser. C...........   5.750  04/25/1996     583,482
    125,000   Southern California Public Power Auth. Rev. Ser. 1986B,
               Prerefunded @ 102.............................................   7.125  07/01/1996     129,483
    250,000   Orange Co., CA, Muni. Water Dist., Ser. 1992B
               (Allen McColloch Pipeline)....................................   4.500  07/01/1996     250,800
    500,000   Los Angeles Co., CA, Local Educ. Agy. COP TRANS, Ser. A........   4.750  07/05/1996     501,776
    500,000   San Mateo Co., CA, Schools Insurance Group RANS, Ser. 1995.....   4.750  07/05/1996     501,844
    100,000   Mountain View, CA, Cap. Impt. Fin. Auth. Rev.
               (City Hall/Community Theater).................................   5.100  08/01/1996     100,717
    200,000   Fresno, CA, COP (City Hall Construction/Golf Course),
               Prerefunded @ 102.............................................   7.875  08/01/1996     208,408
    240,000   Oakland, CA, Misc. Rev., Ser. 1988A............................   6.800  08/01/1996     244,098
    135,000   La Mirada, CA, Redev. Agy. Tax Allocation, Ser. A..............   5.625  08/15/1996     136,458
    100,000   South Orange Co., CA, Pub. Fin. Auth. Special Tax Rev.,
               Ser. 1994C....................................................   4.250  08/15/1996     100,190
    500,000   Victor Valley, CA, Union High School Dist. TRANS...............   4.500  08/30/1996     501,350
    250,000   San Jose, CA, COP (Convention Center Project), Prerefunded @ 102  7.500  09/01/1996     260,881
    100,000   San Francisco, CA, City & Co. Sewer Ref. Rev...................   5.500  10/01/1996     101,014
    245,000   California Health Fac. Auth. Rev. (Stanford Univ. Hosp.),
               Prerefunded @ 102.............................................   7.125  11/01/1996     256,117
    300,000   California St. Public Works Dept. of Corrections Rev.,
               Prerefunded @ 102.............................................   7.375  11/01/1996     314,221
    500,000   California School Cash Reserve Program Auth., 1995
               Pool Bonds, Ser. B............................................   4.50  012/20/1996     503,259
-------------                                                                                     ------------

$ 6,195,000   TOTAL FIXED RATE REVENUE AND GENERAL OBLIGATION BONDS
-------------
                (Amortized Cost $6,285,612)..................................                     $ 6,285,612
                                                                                                  ------------

========================================================================================================================
   PRINCIPAL                                                                   COUPON   MATURITY
    AMOUNT    FLOATING AND VARIABLE RATE DEMAND NOTES-- 52.0%                   RATE      DATE        VALUE

------------------------------------------------------------------------------------------------------------------------
$   200,000   California Health Fac. Fin. Auth. Rev. (Sutter Health).........   5.850%   01/02/96 $   200,000
  1,300,000   California Poll. Ctl. Fin. Auth. Rev., Ser. 1988A (Burney
               Forest Products Proj.)........................................   5.950    01/02/96   1,300,000
  1,400,000   Irvine Ranch, CA, Water Dist. Rev., Ser. 1989..................   6.100    01/02/96   1,400,000
  1,500,000   Anaheim, CA, COP Police Facs. Refin. Proj......................   5.250    01/03/96   1,500,000
    600,000   Los Angeles Co., CA, IDR (Kransco).............................   5.250    01/03/96     600,000
    800,000   San Rafael, CA, IDR, Ser 1994 (Phoenix American, Inc.).........   5.340    01/03/96     800,000
  1,600,000   Vacaville, CA, IDR (Leggett & Platt, Inc.).....................   5.450    01/03/96   1,600,000
    800,000   Los Angeles, CA, Dept. of Water & Power........................   5.150    01/04/96     800,000
  1,000,000   San Bernardino, CA, IDR (LaQuinta  Motor Inns).................   5.350    01/04/96   1,000,000
  1,300,000   San Bernardino, CA, COP........................................   5.350    01/04/96   1,300,000
    800,000   San Francisco Parking Auth. Rev................................   5.300    01/04/96     800,000
-------------                                                                                     ------------

$11,300,000   TOTAL FLOATING AND VARIABLE RATE DEMAND NOTES
-------------
                (Amortized Cost $11,300,000).................................                     $11,300,000
                                                                                                  ------------


=======================================================================================================================
   PRINCIPAL                                                                   COUPON   MATURITY
    AMOUNT    ADJUSTABLE RATE PUT BONDS-- 6.2%                                  RATE      DATE        VALUE

-----------------------------------------------------------------------------------------------------------------------
$   500,000   California Higher Educ. Student Loan Auth. Rev., Ser. 1995E....   4.250% 06/01/1996 $   500,000
    855,000   California Poll Ctl. Fin. Auth. Rev. (San Diego Gas & Elec.)...   4.000  09/01/1996     855,000
-------------                                                                                     ------------

$ 1,355,000   TOTAL ADJUSTABLE RATE PUT BONDS
-------------
                (Amortized Cost $1,355,000)..................................                     $ 1,355,000
                                                                                                  ------------

CALIFORNIA TAX-FREE MONEY FUND (CONTINUED)
=======================================================================================================================
   PRINCIPAL                                                                   COUPON   MATURITY
    AMOUNT    COMMERCIAL PAPER-- 11.5%                                          RATE      DATE        VALUE

-----------------------------------------------------------------------------------------------------------------------
$ 1,000,000   California Poll. Ctl. Fin. Auth. Rev. (Pacific G & E)..........   3.700% 01/17/1996 $ 1,000,000
  1,500,000   Riverside Co., CA, Transportation Sales Tax Rev................   3.900  02/13/1996   1,500,000
-------------                                                                                     ------------

$ 2,500,000   TOTAL COMMERCIAL PAPER
-------------
                (Amortized Cost $2,500,000)..................................                     $ 2,500,000
                                                                                                  ------------
$21,350,000   TOTAL INVESTMENTS AT VALUE -- 98.6%
=============
                (Amortized Cost $21,440,612).................................                     $21,440,612


              OTHER ASSETS AND LIABILITIES, NET-- 1.4% ......................                         300,082
                                                                                                  ------------

              NET ASSETS-- 100.0% ...........................................                     $21,740,694
                                                                                                  ============

ROYAL PALM FLORIDA TAX-FREE MONEY FUND
PORTFOLIO OF INVESTMENTS
DECEMBER 31, 1995 (UNAUDITED)
=======================================================================================================================
   PRINCIPAL                                                                   COUPON   MATURITY
    AMOUNT    FIXED RATE REVENUE AND GENERAL OBLIGATION  BONDS-- 24.0%          RATE      DATE        VALUE

-----------------------------------------------------------------------------------------------------------------------
$   150,000   Escambia Co., FL, Sales Tax Rev., Ser. A, Escrowed to Maturity.   7.100% 01/01/1996 $   150,000
    300,000   North Broward, FL, Hosp. Dist. Rev.............................   5.000  01/01/1996     300,000
    230,000   Hillsborough Co., FL, Cap. Impt. Water & Waste Rev., Subser. 2,
               Prerefunded @ 102.............................................   8.300  02/01/1996     235,446
    100,000   Hillsborough Co., FL, Cap. Impt. Rev., Subser. 2,
               Prerefunded @ 102.............................................   7.200  02/01/1996     102,245
    775,000   Charlotte Co., FL, School Dist. GO, Prerefunded @ 102..........   7.500  03/01/1996     795,064
    100,000   Orlando, FL, Util. Common Water & Elec. Rev., Escrowed to
               Maturity @ 100.25                                                5.700  04/01/1996     100,124
    450,000   South Broward, FL, Hosp. Dist. Rev., Prerefunded @ 102.........   7.250  05/01/1996     463,369
    500,000   Florida St. Board of Educ. Cap. Outlay GO, Ser. A,
               Prerefunded @ 102.............................................   7.800  06/01/1996     517,891
    100,000   Florida St. Board of Educ. Cap. Outlay GO, Ser. C,
               Prerefunded @ 102.............................................   7.125  06/01/1996     103,301
    830,000   Florida St. Board of Educ. Cap. Outlay GO, Ser. B,
               Prerefunded @ 102.............................................   7.250  06/01/1996     857,676
    265,000   Florida St. Board of Educ., Ser. 1986B., Prerefunded @ 102.....   7.250  06/01/1996     273,886
    750,000   Indian River Co., FL, School Dist. TANS, Ser. 1995.............   4.000  06/30/1996     750,765
    100,000   Miami, FL, GO, Sewer Impt. GO BANS.............................   6.600  07/01/1996     101,316
    200,000   Cape Coral, FL, Special Obligation Wastewater Assessment Rev...   4.800  07/01/1996     200,818
    250,000   Hernando Co., FL, School Board COP.............................   5.250  07/01/1996     251,507
    100,000   Boward Co., FL, GO, Prerefunded @ 102..........................   7.400  07/01/1996     103,689
    100,000   Boward Co., FL, GO, Prerefunded @ 102..........................   7.500  07/01/1996     103,737
    100,000   Ft. Lauderdale, FL, GO, Prerefunded @ 102......................   7.600  07/01/1996     103,621
    110,000   Orlando & Orange Co., FL, Expressway Auth. Rev.,
               Prerefunded @ 102.............................................   7.500  07/01/1996     114,099
    125,000   Brevard Co., FL, Local Option Gas Tax Rev., Ser. B.............   4.300  08/01/1996     125,315
    100,000   Duval Co., FL, School Dist. GO, Prerefunded @ 102..............   7.300  08/01/1996     103,897
    100,000   Duval Co., FL, School Dist. GO, Ser. 1988, Prerefunded @ 102...   7.500  08/01/1996     104,049
    110,000   Ormond Beach, FL, Water & Sewer Rev. Prerefunded @ 102.........   7.875  09/01/1996     114,920
    175,000   Jacksonville, FL, Elec. Auth. Rev., Ser. 2 1987A-1.............   6.600  10/01/1996     178,305
    100,000   Palm Beach Co., FL, Impt. Rev., Escrowed to Maturity...........   6.900  10/01/1996     102,195
    250,000   St. Petersburg, FL, Public Util. Rev...........................   5.850  10/01/1996     253,564
    100,000   Tampa, FL, Rev.................................................   6.200  10/01/1996     101,681
    230,000   Broward Co., FL, Airport Sys. Rev., Prerefunded @ 100..........  10.000  10/01/1996     240,285
    130,000   Lee Co., FL, Water & Sewer Rev., Prerefunded @ 102.............   6.900  10/01/1996     135,380
    225,000   West Palm Beach, FL, Parking Fac. Rev., Prerefunded @ 102......   7.700  10/01/1996     235,670
    500,000   Florida HFA MFH Rev., Prerefunded @ 100........................   5.500  11/01/1996     506,450
-------------                                                                                     ------------

$ 7,655,000   TOTAL FIXED RATE REVENUE AND GENERAL OBLIGATION BONDS
-------------
                (Amortized Cost $7,830,265)..................................                     $ 7,830,265
                                                                                                  ------------


========================================================================================================================
   PRINCIPAL                                                                   COUPON   MATURITY
    AMOUNT    FLOATING AND VARIABLE RATE DEMAND NOTES-- 62.8%                   RATE      DATE        VALUE

------------------------------------------------------------------------------------------------------------------------
$   200,000   Dade Co., FL, IDA IDR (Dates-Pot Co., Inc.)....................   6.000% 01/02/1996 $   200,000
    150,000   Dade Co., FL, IDA IDR (Dates-Young Assoc.).....................   6.000  01/02/1996     150,000
  1,520,000   Jacksonville, FL, Health Fac. Auth. Rev., Ser. 1988
               (River Garden)................................................   6.100  01/02/1996   1,520,000
    600,000   Jacksonville, FL, PCR (Florida Power & Light)..................   6.000  01/02/1996     600,000
  1,045,000   Palm Beach Co., FL, Water & Sewer Rev..........................   5.950  01/02/1996   1,045,000
  2,800,000   Pinellas Co., FL, Health Fac. Rev. (Pooled Hosp. Loan).........   5.950  01/02/1996   2,800,000
  1,400,000   St. Lucie Co., FL, PCR (Florida Power & Light).................   6.000  01/02/1996   1,400,000
  1,000,000   Florida HFA Rev. (Monterey Meadows)............................   5.050  01/03/1996   1,000,000
  1,000,000   Tamarac, FL, IDR, Ser. 1995 (Arch Aluminum & Glass)............   5.500  01/03/1996   1,000,000
  1,000,000   Boca Raton, FL, IDR (Parking Garage)...........................   5.375  01/04/1996   1,000,000
  1,000,000   Broward Co., FL, HFA MFH Rev. (Sawgrass Pines Apt. Proj. - A)..   5.500  01/04/1996   1,000,000
  1,005,000   Dade Co., FL, HFA (Kendall Court Apts.)........................   5.150  01/04/1996   1,005,000
    400,000   Dade Co., FL, IDA (Kantor Bros. Neckwear Co.)..................   5.500  01/04/1996     400,000
  1,545,000   Florida Muni. Power Rev. (Stanton II Proj.)....................   5.200  01/04/1996   1,545,000


ROYAL PALM FLORIDA TAX-FREE MONEY FUND
========================================================================================================================
   PRINCIPAL                                                                   COUPON   MATURITY
    AMOUNT    FLOATING AND VARIABLE RATE DEMAND NOTES-- 62.8%                   RATE      DATE        VALUE

------------------------------------------------------------------------------------------------------------------------
$ 1,000,000   Gulf Breeze, FL, Local Gov't Loan Program Rev..................   5.000% 01/04/1996 $ 1,000,000
  1,500,000   Orange Co., FL, Health Facs. Auth. Rev. (Adventist Health
               Sys./Sunbelt Oblig.)..........................................   5.200  01/04/1996   1,500,000
    800,000   Palm Bay, FL, IDR (Accudyne Corp. Proj.).......................   5.350  01/04/1996     800,000
  1,900,000   Plant City, FL, Hosp. Rev. (South Florida Baptist Hosp.).......   5.450  01/04/1996   1,900,000
    600,000   Tamarac, FL, IDR, Ser. 1995 (Tamarac Business Center)..........   5.500  01/04/1996     600,000
-------------                                                                                     ------------

$20,465,000   TOTAL FLOATING AND VARIABLE RATE DEMAND NOTES
-------------
                (Amortized Cost $20,465,000).................................                     $20,465,000
                                                                                                  ------------

========================================================================================================================
   PRINCIPAL                                                                   COUPON   MATURITY
    AMOUNT    ADJUSTABLE RATE PUT BONDS-- 6.2%                                  RATE      DATE        VALUE

------------------------------------------------------------------------------------------------------------------------
$ 2,015,000   Florida HFA Rev................................................   3.700% 06/15/1996 $ 2,015,000
-------------                                                                                     ------------

$ 2,015,000   TOTAL ADJUSTABLE RATE PUT BONDS
-------------
                (Amortized Cost $2,015,000)..................................                     $ 2,015,000
                                                                                                  ------------


========================================================================================================================
   PRINCIPAL                                                                   COUPON   MATURITY
    AMOUNT    COMMERCIAL PAPER-- 6.1%                                           RATE      DATE        VALUE

------------------------------------------------------------------------------------------------------------------------
$ 2,000,000   Greater Orlando, FL, Aviation Tax-Exempt Notes.................   3.800% 02/26/1996 $ 2,000,000
-------------                                                                                     ------------

$ 2,000,000   TOTAL COMMERCIAL PAPER
-------------
                (Amortized Cost $2,000,000)..................................                     $ 2,000,000
                                                                                                  ------------

$32,135,000   TOTAL INVESTMENTS AT VALUE -- 99.1%
=============
                (Amortized Cost $32,310,265).................................                     $32,310,265



              OTHER ASSETS AND LIABILITIES, NET-- .9% .......................                         271,381
                                                                                                  ------------

              NET ASSETS-- 100.0% ...........................................                     $32,581,646
                                                                                                  ============

TAX-FREE INTERMEDIATE TERM FUND
PORTFOLIO OF INVESTMENTS
DECEMBER 31, 1995 (UNAUDITED)
========================================================================================================================
   PRINCIPAL                                                                   COUPON   MATURITY
    AMOUNT    MUNICIPAL BONDS-- 99.8%                                           RATE      DATE        VALUE

------------------------------------------------------------------------------------------------------------------------
              ALASKA -- .5%
$   385,000   Alaska St. HFC Rev.............................................   7.650% 12/01/2010 $   406,706
     25,000   Alaska St. HFC Coll. Home Mtg. Rev.............................   7.250  12/01/2011      25,325
                                                                                                  ------------

                .............................................................                         432,031
                                                                                                  ------------
              ARIZONA -- 2.4%
    500,000   Pima Co., AZ, USD No. 1 (Tuscon), Prerefunded @ 102............   6.700  07/01/1998     541,150
    400,000   Arizona Educ. Loan Mkt. Corp. Rev., Ser. A.....................   6.700  03/01/2000     426,060
    600,000   Maricopa Co., AZ, School Dist. Rev., Ser. 1991C (Tempe Elem.)..   8.000  07/01/2004     737,034
    230,000   Maricopa Co., AZ, SFM Rev., Ser. 1991..........................   7.375  08/01/2005     247,708
                                                                                                  ------------

                .............................................................                       1,951,952
                                                                                                  ------------
              CALIFORNIA -- 2.3%
    500,000   Santa Clara Co., CA, Hsg. Auth. ARPB (Orchard Glen Apts.)......   5.250  11/01/1998     504,680
    485,000   Sacramento Co., CA, MFH ARPB (Fairway One Apts.)...............   5.875  02/01/2003     492,823
    500,000   Santa Monica, CA, Redev. Agy. Lease Rev........................   6.000  07/01/2003     542,025
    250,000   California HFA Multi-Unit Rental Rev., Ser. B..................   6.500  08/01/2005     266,740
                                                                                                  ------------

                .............................................................                       1,806,268
                                                                                                  ------------
              COLORADO -- 1.3%
  1,000,000   Westminster, CO, MFH ARPB (Oasis Wexford Apts.)................   5.350  12/01/2005   1,009,150
                                                                                                  ------------

              DELAWARE -- .6%
    500,000   Delaware St. GO................................................   7.100  05/01/1996     501,325
                                                                                                  ------------

              FLORIDA -- 4.5%
    500,000   Florida HFA MFH ARPB, Ser. 1978B (Hampton Lakes II Proj.)......   5.700  04/01/2001     511,560
    200,000   Florida St. GO.................................................   6.500  05/01/2004     203,754
  1,000,000   Florida Board of Educ. Capital Outlay GO, Ser. A...............   6.500  05/01/2004   1,054,140
  1,000,000   Alachua Co., FL, Public Impt. Rev..............................   4.800  08/01/2004   1,014,730
    750,000   Hillsborough Co., FL, Solid Waste Rev..........................   5.500  10/01/2006     788,070
                                                                                                  ------------

                .............................................................                       3,572,254
                                                                                                  ------------
              GEORGIA -- 1.3%
    255,000   Atlanta, GA, Airport Extension & Impt. Rev., Escrowed to Maturity 7.250  01/01/1998     271,124
    700,000   Fulton Co., GA, Water & Sewer Rev., Ser. 1986, Prerefunded @ 101  6.800  01/01/2000     772,926
                                                                                                  ------------

                .............................................................                       1,044,050
                                                                                                  ------------
              ILLINOIS -- 5.0%
    500,000   Aurora, IL, MFH Rev., Ser. 1988 (Fox Valley)...................   7.750  09/01/1998     536,400
    350,000   Hoffman Estates, IL, MFH ARPB (Park Place Apts.)...............   7.000  11/30/1998     360,609
    680,000   Illinois Educ. Fac. Auth. Rev., Ser. A (Loyola Univ.),
               Prerefunded @ 102                                                7.125  07/01/2001     781,517
    660,000   Alsip, IL, MFH ARPB, Ser. A (Woodland Ct.).....................   5.125  11/01/2003     652,615
    500,000   Chicago, IL, Public Bldg. Comm. Rev., Escrowed to Maturity.....   7.700  01/01/2008     555,220
  1,000,000   Evergreen Park, IL, Hosp. Fac. Rev. (Little Co. Mary Hosp.)....   7.700  02/15/2009   1,087,840
                                                                                                  ------------

                .............................................................                       3,974,201
                                                                                                  ------------
              INDIANA -- 2.0%
  1,000,000   Indiana Bond Bank Special Prog. Rev., Ser. A1..................   6.650  01/01/2004   1,089,750
    500,000   Indiana HFA Multi-Unit Mtg. Prog. Rev., Ser. 1992A.............   6.600  01/01/2012     525,250
                                                                                                  ------------

                .............................................................                       1,615,000


                                                                                                  ------------
TAX-FREE INTERMEDIATE TERM FUND (CONTINUED)
========================================================================================================================
   PRINCIPAL                                                                   COUPON   MATURITY
    AMOUNT    MUNICIPAL BONDS-- 99.8%                                           RATE      DATE        VALUE

------------------------------------------------------------------------------------------------------------------------
              IOWA -- 1.6%
$   250,000   Iowa Student Loan Liquidity Corp. Rev..........................   6.400% 07/01/2004 $   268,380
    430,000   Iowa HFA Rev...................................................   6.500  07/01/2006     458,298
    240,000   Iowa Student Loan Liquidity Corp. Rev..........................   6.600  07/01/2008     256,733
    250,000   Cedar Rapids, IA, Hosp. Fac. Rev. (St. Luke's Methodist Hosp.).   6.000  08/15/2009     268,705
                                                                                                  ------------

                .............................................................                       1,252,116
                                                                                                  ------------
              KENTUCKY -- 3.6%
    675,000   Owensboro, KY, Elec. Light & Power Rev., Prerefunded @ 102.....   0.000  01/01/2000     791,080
    500,000   Louisville & Jefferson Co., KY, Airport Auth. Sys. Rev.........   5.125  07/01/2004     509,840
    750,000   Kentucky St. Turnpike Auth. EDR (Revitalization Proj.).........   5.250  07/01/2005     780,165
    750,000   Kentucky St. Property & Bldg. Comm. Proj. #59 Rev..............   5.200  05/01/2006     766,200
                                                                                                  ------------

                .............................................................                       2,847,285
                                                                                                  ------------
              LOUISIANA -- 1.3%
    440,000   Louisiana Public Fac. Auth. Rev. (Medical Ctr. of Louisiana)...   6.000  10/15/2003     474,232
    500,000   West Ouachita Parish, LA, School Dist. GO, Ser. A..............   6.700  03/01/2006     549,630
                                                                                                  ------------

                .............................................................                       1,023,862
                                                                                                  ------------
              MARYLAND -- 1.4%
    500,000   Maryland St. Health & Higher Educ. Fac. Auth. Rev.
               (Univ. of Maryland Medical Sys.)..............................   6.500  07/01/2001     551,870
    500,000   Maryland St. Comm. Dev. Admin. Rev.............................   8.500  04/01/2002     532,090
                                                                                                  ------------

                .............................................................                       1,083,960
                                                                                                  ------------
              MASSACHUSETTS -- 4.1%
    750,000   Massachusetts St. Indust. Fin. Agy. ARPB (Asahi/America, Inc.).   5.100  03/01/1999     760,238
    500,000   New England Educ. Loan Mkt. Corp. Rev., Ser. 1992A.............   6.500  09/01/2002     535,335
    500,000   New England Educ. Loan Mkt. Corp. Rev., Ser. 1992B.............   6.600  09/01/2002     538,120
  1,280,000   Worcester, MA, GO..............................................   6.000  07/01/2006   1,400,051
                                                                                                  ------------

                .............................................................                       3,233,744
                                                                                                  ------------
              MICHIGAN -- 2.1%
  1,000,000   Michigan St. Bldg. Auth. Rev., Ser. II.........................   6.400  10/01/2004   1,102,750
    600,000   Kalamazoo, MI, Hosp. Fin. Auth. Rev., Ser. A
               (Borgess Medical Ctr.)........................................   5.000  06/01/2006     602,394
                                                                                                  ------------

                .............................................................                       1,705,144
                                                                                                  ------------
              MISSISSIPPI -- 1.3%
    500,000   Mississippi Higher Educ. Rev., Ser. B..........................   6.100  07/01/2001     525,450
    500,000   Hattiesburg, MS, Water & Sewer Rev.............................   4.800  08/01/2002     507,030
                                                                                                  ------------

                .............................................................                       1,032,480
                                                                                                  ------------
              NEBRASKA -- 1.0%
     50,000   Nebraska Invest. Fin. Auth. SFM Rev., Ser. A...................   8.600  05/15/1997      51,699
    680,000   Nebraska Invest. Fin. Auth. Rev., Ser. 1989 (Foundation for
               Educ. Fund)...................................................   7.000  11/01/2009     711,436
                                                                                                  ------------

                .............................................................                         763,135
                                                                                                  ------------
              NEVADA -- 2.1%
  1,000,000   Las Vegas, NV, GO, Sewer Impt. Rev.............................   6.500  10/01/2006   1,103,980
    500,000   Washoe Co., NV, GO.............................................   7.375  07/01/2009     556,420
                                                                                                  ------------

                .............................................................                       1,660,400
                                                                                                  ------------
              NEW YORK -- 2.4%
    415,000   New York, NY, GO, Prerefunded @ 102............................   8.000  08/01/1997     449,831
    500,000   New York Local Gov't. Asst. Corp. Rev., Ser. 1991B.............   7.000  04/01/2002     565,040
     85,000   New York, NY, GO...............................................   8.000  08/01/2005      91,638
    810,000   New York St. Dorm. Auth. Rev. (Devereux Foundation)............   4.850  07/01/2006     810,656
                                                                                                  ------------

                .............................................................                       1,917,165
                                                                                                  ------------


TAX-FREE INTERMEDIATE TERM FUND (CONTINUED)
========================================================================================================================
   PRINCIPAL                                                                   COUPON   MATURITY
    AMOUNT    MUNICIPAL BONDS-- 99.8%                                           RATE      DATE        VALUE

------------------------------------------------------------------------------------------------------------------------
              NORTH CAROLINA -- 3.1%
$ 1,065,000   Durham, NC, COP................................................   6.375% 12/01/2006 $ 1,163,725
  1,200,000   Asheville, NC, GO..............................................   6.100  03/01/2008   1,301,640
                                                                                                  ------------

                .............................................................                       2,465,365
                                                                                                  ------------
              OHIO -- 26.0%
  2,500,000   Hamilton Co., OH, Health Sys. VRDN (Franciscan Sisters)........   5.950  01/02/1996   2,500,000
    750,000   Youngstown, OH, CSD RANS, Ser. 1994............................   5.300  06/15/1996     752,678
    500,000   Ohio St. Bldg. Auth. Rev., Ser. A, Escrowed to Maturity........   7.150  03/01/1999     544,270
    700,000   Franklin Co., OH, Dev. & Ref. Rev., Ser. 1993
               (American Chemical Soc).......................................   5.500  04/01/2000     711,067
    500,000   Franklin Co., OH,  Rev. (Online Computer Library Ctr.).........   5.500  04/15/2000     507,200
    750,000   Fairfield, OH, IDR ARPB (Skyline Chili, Inc.)..................   5.000  09/01/2000     750,352
  1,500,000   Franklin Co., OH, IDR Ref. Rev. (Hoover Universal, Inc.).......   5.850  06/01/2002   1,592,055
    950,000   Akron Bath & Copley, OH, Joint Twp. Hosp. Rev.
               (Summa Health Systems)........................................   5.900  11/15/2002   1,019,739
    850,000   Columbus, OH, CSD GO, Prerefunded @ 102........................   6.650  12/01/2002     977,253
    270,000   Warren Co., OH, Hosp. Fac. Rev. (Otterbein Home)...............   7.000  07/01/2003     297,216
  1,000,000   Ohio St. EDR Ohio Enterprise Bond Fd. (Smith Steelite Proj.)...   5.600  12/01/2003   1,012,700
    500,000   Hamilton Co., OH, Hosp. Fac. Rev. (Episcopal Retirement Home)..   6.600  01/01/2004     549,415
    825,000   Jackson, OH, Electric Sys. Mtg. Rev............................   5.200  07/15/2004     830,635
  1,000,000   Ohio St. GO Natural Resources Fac. Ser. B......................   4.250  10/01/2004     970,040
    465,000   Ohio St. EDR Ohio Enterprise Bond Fd. (Cheryl & Co.)...........   5.500  12/01/2004     504,892
    625,000   Cuyahoga Co., OH, Util. Sys. Impt. & Ref. Rev., Ser. 1995B.....   5.500  08/15/2005     652,006
  1,005,000   Franklin Co., OH, Health Care Fac. Rev. (First Comm. Village)..   6.000  06/01/2006   1,034,366
  1,000,000   Ohio St. Water Dev. Auth. PCR, Ser. 1995.......................   5.200  06/01/2006   1,029,150
    400,000   Painesville, OH, Elec. Rev.....................................   6.000  11/01/2006     427,380
  1,000,000   Mahoning Co., OH, GO...........................................   6.600  12/01/2006   1,134,630
    800,000   West Clermont, OH, LSD GO......................................   6.150  12/01/2008     889,104
    500,000   Hamilton Co., OH, Hosp. Fac. Rev. (Bethesda Hosp.).............   7.000  01/01/2009     519,200
    600,000   Franklin Co., OH, GO...........................................   5.450  12/01/2009     621,366
    750,000   Univ. of Cincinnati, OH, General Receipts, Ser. G..............   7.000  06/01/2011     847,590
                                                                                                  ------------

                .............................................................                      20,674,304
                                                                                                  ------------
              PENNSYLVANIA -- 3.7%
    825,000   Chartiers Valley, PA, Comm. Dev. ARPB (Colonial Bldg.
               Partners Proj.)...............................................   5.625  12/01/1997     835,717
    500,000   Pennsylvania St., IDR, Ser. A, Prerefunded @ 102...............   7.000  07/01/2001     570,290
  1,000,000   Allegheny Co., PA, Hosp. Dev. Auth. Rev. (Univ. of
               Pittsburgh Medical Ctr.  .....................................   4.850  12/01/2006     991,600
    500,000   Pennsylvania Fin. Auth. Muni. Cap. Impt. Proj. Rev.............   6.600  11/01/2009     545,145
                                                                                                  ------------

                .............................................................                       2,942,752
                                                                                                  ------------
              PUERTO RICO -- 1.3%
    175,000   Puerto Rico Commonwealth GO, Prerefunded @ 102.................   7.125  07/01/1997     186,904
    825,000   Puerto Rico Commonwealth GO....................................   7.125  07/01/2002     874,277
                                                                                                  ------------

                .............................................................                       1,061,181
                                                                                                  ------------
              SOUTH CAROLINA -- 3.7%
  1,000,000   Piedmont, SC, Muni. Power Agy. Rev., Ser. A....................   6.000  01/01/2002   1,080,900
    525,000   South Carolina St. GO, Ser. A..................................   6.000  03/01/2004     569,788
    500,000   Spartanburg Co., SC, Health Serv. Rev..........................   5.200  04/15/2007     509,375
    725,000   Richland-Lexington, SC, Airport Dist. Rev. Ser. 1995
               (Columbia Metro.).............................................   6.000  01/01/2008     767,891
                                                                                                  ------------

                .............................................................                       2,927,954
                                                                                                  ------------
              TENNESSEE -- 1.4%
    525,000   Southeast, TN, Tax-Exempt Mtg. Trust ARPB, Ser. 1990,
               Mandatory Put.................................................   7.250  04/01/2003     572,743
    500,000   Nashville, TN, Metro. Airport Rev., Ser. C.....................   6.625  07/01/2007     562,265
                                                                                                  ------------

                .............................................................                       1,135,008
                                                                                                  ------------


TAX-FREE INTERMEDIATE TERM FUND (CONTINUED)
=======================================================================================================================
   PRINCIPAL                                                                   COUPON   MATURITY
    AMOUNT    MUNICIPAL BONDS-- 99.8%                                           RATE      DATE        VALUE

-----------------------------------------------------------------------------------------------------------------------
              TEXAS -- 8.5%
$   510,000   Pasadena, TX, IDR (Univ. Space Research Assn.).................   6.650% 10/01/1996 $   519,649
    500,000   Texas Turnpike Auth. Rev. (Dallas N. Tollway), Prerefunded @ 102  7.250  01/01/1999     553,865
    500,000   Houston, TX, Sr. Lien Rev., Ser. A (Hotel Tax & Parking Fac.),
               Prerefunded @ 100 ............................................   7.000  07/01/2001     566,345
  1,000,000   Texas National Research Lab. Fin. Corp. Lease Rev.,
               Prerefunded @ 102.............................................   6.850  12/01/2001   1,146,440
    500,000   N. Texas Higher Educ. Student Loan Rev., Ser. 1991A............   6.875  04/01/2002     535,030
    500,000   Austin, TX, Airport Sys. Prior Lien Rev., Ser. A...............   5.500  11/15/2003     525,045
    650,000   Galveston, TX, Health Fac. Rev. (Devereux Foundation)..........   4.900  11/01/2006     652,671
    500,000   N. Central, TX, Health Fac. Rev. (Baylor Health Care),
               Indexed INFLOS................................................   6.310  05/15/2008     556,590
    499,183   Midland, TX, HFC Rev., Ser. A2.................................   8.450  12/01/2011     557,703
  1,000,000   Univ. of Texas Rev.............................................   6.750  08/15/2013   1,115,140
                                                                                                  ------------

                .............................................................                       6,728,478
                                                                                                  ------------
              UTAH -- 1.2%
    870,000   Utah St. School Dist. Fin. Corp. Rev., Mandatory Redemption....   8.375  08/15/1998     948,979
                                                                                                  ------------

              VIRGINIA -- 3.2%
    500,000   Chesterfield Co., VA, GO, Ser. B...............................   6.200  01/01/1999     531,735
    500,000   Chesapeake, VA, GO.............................................   5.900  08/01/2005     539,750
  1,070,000   Hanover Co., VA, IDA (Bon Secours Health Sys.).................   5.200  08/15/2006   1,093,615
    345,000   Norfolk, VA, Redev. & Hsg. Auth. Educ. Fac. Rev.
               (Tidewater Comm. College).....................................   5.500  11/01/2006     358,396
                                                                                                  ------------

                .............................................................                       2,523,496
                                                                                                  ------------
              WASHINGTON -- 4.8%
    750,000   Seattle, WA, Drain & Wastewater Util. Rev., Prerefunded @ 102..   7.000  12/01/1999     839,955
  1,000,000   Seattle, WA, Muni. Metro. Sewer Rev., Prerefunded @ 102........   6.875  01/01/2000   1,115,400
    440,000   Port of Everett, WA, Rev.......................................   6.500  04/01/2000     441,804
  1,000,000   Washington St. Motor Vehicle Fuel Tax Ref. GO..................   6.000  09/01/2004   1,084,560
    335,000   Washington St. GO, Ser. A......................................   6.400  03/01/2009     366,966
                                                                                                  ------------

                .............................................................                       3,848,685
                                                                                                  ------------
              WEST VIRGINIA -- .6%
    500,000   West Virginia Econ. Dev. Auth. Rev. (N. American Processing Co.)  7.850  11/01/2009     514,930
                                                                                                  ------------

              WISCONSIN -- 1.5%
    605,000   Village of Dresser, WI, PCR Ref. Rev. (F & A Dairy, Inc.)......   6.000  05/01/2000     619,762
    500,000   Wisconsin Public Power System Rev., Ser. A, Prerefunded @ 102..   7.500  07/01/2000     575,830
-------------                                                                                     ------------

                .............................................................                       1,195,592
                                                                                                  ------------
$74,604,183   TOTAL MUNICIPAL BONDS -- 99.8%
=============
                (Amortized Cost $76,126,957).................................                     $79,392,246


              OTHER ASSETS AND LIABILITIES, NET-- .2% .......................                         165,563
                                                                                                  ------------

              NET ASSETS-- 100.0% ...........................................                     $79,557,809
                                                                                                  ============


OHIO INSURED TAX-FREE FUND
PORTFOLIO OF INVESTMENTS
DECEMBER 31, 1995 (UNAUDITED)
=========================================================================================================================
   PRINCIPAL                                                                   COUPON   MATURITY
    AMOUNT    FIXED RATE REVENUE AND GENERAL OBLIGATION BONDS-- 95.6%           RATE      DATE        VALUE

-------------------------------------------------------------------------------------------------------------------------
$   470,000   Clermont Co., OH, Hosp. Fac. Rev. (Mercy Health Care),
               Prerefunded @ 102.............................................   7.500% 09/01/1999 $   532,369
    500,000   Montgomery Co., OH, Garbage & Refuse Rev., Ser. A,
               Prerefunded @ 102.............................................   7.100  11/01/1999     561,680
    500,000   Ohio St. Bldg. Auth. Local Jail Rev. , Prerefunded @ 102.......   7.350  04/01/2000     571,025
    500,000   Ohio St. Higher Educ. Fac. Rev. (Ohio Northern Univ.),
               Prerefunded @ 100.............................................   7.250  05/15/2000     560,795
    500,000   Akron, Bath & Copley, OH, Joint Twp. Hosp. Rev. (Children's
               Hosp.), Prerefunded @ 102.....................................   7.450  11/15/2000     579,615
    500,000   Franklin Co., OH, Convention Fac. Auth. Tax & Lease Rev.,
               Prerefunded @ 102.............................................   7.000  12/01/2000     570,280
    500,000   Fairfield Co., OH, Hosp. Fac. Rev. (Lancaster-Fairfield Hosp.),
               Prerefunded @ 102.............................................   7.100  06/15/2001     576,205
    250,000   Franklin Co., OH, IDR (1st Community Village Healthcare),
               Prerefunded @ 101.50..........................................  10.125  08/01/2001     315,468
     30,000   Clermont Co., OH, Hosp. Fac. Rev., Ser. A (Mercy Health Sys.),
               Prerefunded @ 100.............................................   7.500  09/01/2001      34,833
    500,000   Clermont Co., OH, Sewer Sys. Rev., Ser. 1991, Prerefunded @ 102   7.100  12/01/2001     581,120
     40,000   Ohio St. Bldg. Auth. Rev. (Frank Lausch Proj.), Prerefunded @ 100 10.125 04/01/2003      50,758
    160,000   Ohio St. Bldg. Auth. Rev. (Columbus St. Proj.), Prerefunded @ 100 10.125 04/01/2003     204,154
  1,100,000   Ohio HFA SFM Rev., Ser. 1991D..................................   7.050  09/01/2003   1,178,133
    290,000   Northwest, OH, LSD GO..........................................   7.050  12/01/2003     331,699
    675,000   Reynoldsburg, OH, CSD GO.......................................   6.550  12/01/2004     747,239
    290,000   Alliance, OH, CSD GO...........................................   6.900  12/01/2006     336,194
  1,635,000   Montgomery Co., OH, Solid Waste Rev............................   5.000  11/01/2007   1,652,380
  1,000,000   Trumbull Co., OH, GO...........................................   5.250  12/01/2007   1,033,110
    500,000   Cleveland, OH, Waterworks Impt. Rev., Ser. G (First Mtg.)......   5.500  01/01/2009     525,160
  1,000,000   Franklin Co., OH, Hosp. Impt. Rev. (Holy Cross Health System)..   7.625  06/01/2009   1,141,290
    500,000   Mansfield, OH, Hosp. Impt. Rev. (Mansfield General)............   6.700  12/01/2009     557,645
    250,000   Ohio St. Water Dev. Auth. Ref. & Impt. Rev. (Pure Water).......   7.000  12/01/2009     292,003
    500,000   Ohio Capital Corp. MFH Rev.....................................   7.500  01/01/2010     543,615
    500,000   Hamilton, OH, Water Sys. Mtg. Rev., Ser. 1991A.................   6.400  10/15/2010     542,830
    500,000   Montgomery Co., OH, Solid Waste Rev............................   5.350  11/01/2010     510,525
    500,000   Butler Co., OH, Hosp. Fac. Rev. (Middletown Regional Hosp.)....   6.750  11/15/2010     558,865
  1,000,000   Canton, OH, Waterworks Sys. GO, Ser. 1995......................   5.750  12/01/2010   1,053,830
    500,000   St. Mary's, OH, Elec. Sys. Rev.................................   7.150  12/01/2010     567,115
    500,000   Cleveland, OH, Waterworks Impt. Rev............................   6.500  01/01/2011     550,310
    285,000   Cuyahoga, Co., OH, Hosp. Rev. (University Hosp.),
               Escrowed to Maturity..........................................   9.000  06/01/2011     334,938
  1,700,000   Ohio St. Water Dev. Auth. Rev..................................   5.700  06/01/2011   1,773,933
  2,000,000   Ohio St. Water Dev. Auth. PCR..................................   5.300  06/01/2011   2,012,520
    600,000   Ohio HFA SFM Rev., Ser. D......................................   7.000  09/01/2011     643,896
    365,000   Bexley, OH, CSD GO.............................................   7.125  12/01/2011     451,549
    500,000   Greene Co., OH, Water Sys. Rev.................................   6.850  12/01/2011     568,995
    500,000   Maple Heights, OH, Various Purpose GO..........................   7.000  12/01/2011     570,610
    500,000   Stark Co., OH, Various Purpose GO..............................   7.050  12/01/2011     564,930
    530,000   Urbana, OH, Wastewater Impt. GO................................   7.050  12/01/2011     615,664
    600,000   Westerville, OH, Water Sys. Impt. GO...........................   6.450  12/01/2011     657,024
    500,000   Cleveland, OH, GO, Ser. A......................................   6.375  07/01/2012     546,495
    500,000   Summit Co., OH, GO.............................................   6.900  08/01/2012     566,490
    500,000   Brunswick, OH, CSD GO..........................................   6.900  12/01/2012     568,600
    500,000   Ohio St. Higher Educ. Fac. Rev. (Univ. of Dayton)..............   7.250  12/01/2012     569,305
    500,000   Springfield, OH, LSD GO........................................   6.600  12/01/2012     555,085
    500,000   Summit Co., OH, Various Purpose GO.............................   6.625  12/01/2012     555,725
    500,000   Warrensville Heights, OH, GO...................................   6.400  12/01/2012     549,160
  1,095,000   West Clermont, OH, LSD GO......................................   6.900  12/01/2012   1,278,960
    500,000   Worthington, OH, CSD GO........................................   6.375  12/01/2012     546,070
    395,000   Ohio HFA SFM Rev., Ser. 1990D..................................   7.500  09/01/2013     423,942
    500,000   Ohio St. Bldg. Auth. Rev., Ser. 1994A (Juvenile
               Correctional Bldg.)...........................................   6.600  10/01/2014     562,225
    500,000   Mahoning Co., OH, Hosp. Impt. Rev. (YHA, Inc.).................   7.000  10/15/2014     559,560
    460,000   Bedford Heights, OH, GO........................................   6.500  12/01/2014     510,149


OHIO INSURED TAX-FREE FUND (CONTINUED)
=======================================================================================================================
   PRINCIPAL                                                                   COUPON   MATURITY
    AMOUNT    FIXED RATE REVENUE AND GENERAL OBLIGATION BONDS-- 95.6%           RATE      DATE        VALUE

-----------------------------------------------------------------------------------------------------------------------
$   290,000   Garfield Heights, OH, Various Purpose GO.......................   6.300% 12/01/2014 $   319,484
  1,250,000   Maumee, OH, Hosp. Fac. Rev. Bonds, Ser. 1994
               (St. Luke's Hosp. Proj.)......................................   5.800  12/01/2014   1,294,963
    530,000   Ottawa Co., OH, GO.............................................   5.750  12/01/2014     551,804
  1,000,000   Portage Co., OH, GO............................................   6.200  12/01/2014   1,086,830
  1,000,000   Clermont Co., OH, Hosp. Fac. Rev. (Mercy Health Sys.)..........   5.875  09/01/2015   1,041,450
    550,000   Cambridge, OH, Water Sys. Mtg. Rev.............................   5.500  12/01/2015     553,316
    700,000   Canton, OH, Waterworks Sys., GO, Ser. 1995.....................   5.850  12/01/2015     739,382
  1,000,000   Dayton, OH, Airport Rev. (James M. Cox Dayton Int'l. Airport)..   5.250  12/01/2015     992,630
  1,000,000   Delaware, OH, CSD GO...........................................   5.750  12/01/2015   1,038,590
    790,000   Geneva, OH, GO.................................................   5.600  12/01/2015     803,027
  1,700,000   Massillon, OH, GO..............................................   6.625  12/01/2015   1,919,028
    500,000   Ohio St. Higher Educ. Fac. Rev. (Univ. of Dayton)..............   6.750  12/01/2015     562,135
  1,420,000   Stow, OH, Safety Center Const., GO.............................   6.150  12/01/2015   1,539,990
    880,000   Troy, OH, GO...................................................   5.375  12/01/2015     888,061
  1,000,000   Tuscarawas, OH, LSD GO, Ser. 1995..............................   6.600  12/01/2015   1,140,390
    500,000   Cleveland, OH, Waterworks Impt. Rev............................   6.250  01/01/2016     535,470
    750,000   Columbus-Polaris Hsg. Corp. Ohio Mtg. Rev., Prerefunded @100...   7.400  01/01/2016     907,117
    500,000   Ohio St. Air Quality Dev. Rev. (Ohio Edison)...................   7.450  03/01/2016     565,025
    430,000   Ohio HFA SFM Rev., Ser. 1990F..................................   7.600  09/01/2016     461,231
    500,000   Celina, OH, Wastewater Sys. Mtg. Rev...........................   6.550  11/01/2016     546,780
  1,000,000   Cleveland, OH, Public Power Sys. Rev...........................   7.000  11/15/2016   1,159,500
    750,000   Montgomery Co., OH, Hosp. Rev. (Miami Valley Hosp.)............   6.250  11/15/2016     802,628
    705,000   Big Walnut, OH, LSD GO (Community Library Proj.)...............   6.650  12/01/2016     789,833
    590,000   Garfield Heights, OH, Various Purpose GO.......................   7.050  12/01/2016     666,895
    850,000   Alliance, OH, Waterworks Sys. Rev..............................   6.650  10/15/2017     939,284
    500,000   Toledo, OH, Sewer Sys. Rev.....................................   6.350  11/15/2017     550,540
    750,000   Olmstead Falls, OH, CSD GO.....................................   5.850  12/15/2017     783,307
    500,000   Ohio St. Air Quality Rev., Ser. 1990B (Ohio Edison)............   7.100  06/01/2018     561,080
    560,000   Anthony Wayne, OH, LSD GO......................................   5.750  12/01/2018     578,323
    500,000   Newark, OH, Water Sys. Impt. Rev...............................   6.000  12/01/2018     532,670
     25,000   Ohio Water Dev. Auth. Ref. Rev.................................   9.375  12/01/2018      26,354
    500,000   Seneca Co., OH, GO (Jail Fac.).................................   6.500  12/01/2018     556,110
  1,350,000   Westerville, OH, CSD GO........................................   5.600  12/01/2018   1,388,758
    500,000   Franklin Co., OH, Hosp. Rev., Ser. 1991 (Mt. Carmel)...........   6.750  06/01/2019     552,490
    500,000   Crawford Co., OH, GO...........................................   6.750  12/01/2019     578,595
  1,135,000   Holmes Co., OH, GO.............................................   5.800  12/01/2019   1,182,159
    360,000   Cuyahoga Co., OH, Hosp. Rev. (University Hosp.)................   6.250  01/15/2020     381,427
    500,000   Lucas Co., OH, Hosp. Impt. Rev. (St. Vincent's Hosp.)..........   6.750  08/15/2020     553,970
  2,000,000   Fairfield, OH, CSD GO..........................................   6.000  12/01/2020   2,116,340
  1,000,000   Ohio St. Air Quality Dev. Rev., Ser. 1985A (Columbus
               Southern Power)...............................................   6.375  12/01/2020   1,084,590
    200,000   Montgomery Co., OH, Hosp. Rev. (Sisters of Charity)............   6.625  05/15/2021     217,816
    460,000   Westerville Minerva Park & Blendon, OH, Joint Hosp. Dist. Rev.
               (St. Ann's)...................................................   7.100  09/15/2021     524,984
  1,000,000   Clermont Co., OH, Hosp. Fac. Rev. (Mercy Health Sys.)..........   6.733  10/05/2021   1,099,700
  1,000,000   Hamilton, OH, Water Sys. Mtg. Rev., Ser. 1991A.................   6.300  10/15/2021   1,070,220
    105,000   Puerto Rico Hsg. Fin. Corp. SFM Rev., Ser. A (Portfolio One)...   7.800  10/15/2021     111,974
  1,310,000   Cuyahoga Co., OH, Hosp. Rev. (Mt. Sinai).......................   6.625  11/15/2021   1,433,952
  2,000,000   Adams Co., Ohio Valley, LSD GO.................................   5.250  12/01/2021   1,980,340
  1,000,000   Kent St. Univ. General Receipts Rev............................   6.500  05/01/2022   1,096,320
  1,000,000   Ohio St. Higher Educ. Fac. Rev. (Case Western Reserve Univ.)...   6.000  10/01/2022   1,044,160
    650,000   Ohio St. Air Quality Dev. Auth. PCR, Ser. 1994 (Penn Power)....   6.150  08/01/2023     697,567
    165,000   Puerto Rico Hsg. Fin. Corp. Rev................................   6.850  10/15/2023     174,017
  1,000,000   Ohio St. Air Quality PCR (Penn Power)..........................   6.450  05/01/2027   1,081,690
-------------                                                                                     ------------

$70,975,000   TOTAL FIXED RATE REVENUE AND GENERAL OBLIGATION BONDS
-------------
                (Amortized Cost $70,545,249).................................                     $77,050,366
                                                                                                  ------------

OHIO INSURED TAX-FREE FUND (CONTINUED)
=====================================================================================================================
   PRINCIPAL                                                                   COUPON   MATURITY
    AMOUNT    FLOATING AND VARIABLE RATE DEMAND NOTES-- 1.0%                    RATE      DATE        VALUE

---------------------------------------------------------------------------------------------------------------------
$   800,000   Hamilton Co., OH, Health Sys. Rev. (Franciscan Sisters)........   5.950% 01/02/1996 $   800,000
-------------                                                                                     ------------

$   800,000   TOTAL FLOATING AND VARIABLE RATE DEMAND NOTES
-------------
                (Amortized Cost $800,000)....................................                     $   800,000
                                                                                                  ------------
$71,775,000   TOTAL INVESTMENTS AT VALUE -- 96.6%
=============
                (Amortized Cost $71,345,249).................................                     $77,850,366



              OTHER ASSETS AND LIABILITIES, NET--  3.4% .....................                       2,778,942
                                                                                                  ------------

              NET ASSETS-- 100.0% ...........................................                     $80,629,308
                                                                                                  ============

RESULTS OF SPECIAL MEETING OF SHAREHOLDERS
DECEMBER 8, 1995
==============================================================================
On December 8, 1995, a Special Meeting of Shareholders of the Trust was held to elect Trustees to serve on the Board and to ratify or reject the selection of Arthur Andersen LLP as the Trust's independent public accountants for the current fiscal year. The total number of shares of the Trust present by proxy represented 59.5% of the shares entitled to vote at the meeting.

The results of the voting for Trustees were as follows:

---------------------------------------------------------------------------------------------------------------------
                                                                       WITHHOLD
     NOMINEES                                  FOR ELECTION            AUTHORITY                STATUS

---------------------------------------------------------------------------------------------------------------------
Dale P. Brown                                192,383,988.899         1,260,008.584          New Trustee
Gary W. Heldman                              192,400,900.463         1,243,097.020          Incumbent
H. Jerome Lerner                             192,580,992.346         1,063,005.137          Incumbent
Robert H. Leshner                            192,583,121.125         1,060,876.358          Incumbent
Richard A. Lipsey                            192,561,975.259         1,082,022.224          New Trustee
Donald J. Rahilly                            192,274,783.314         1,369,214.169          New Trustee
Fred A. Rappoport                            192,274,473.328         1,369,524.155          New Trustee
Oscar P. Robertson                           192,295,476.538         1,348,520.945          Incumbent
Robert B. Sumerel                            192,343,494.643         1,300,502.840          New Trustee

---------------------------------------------------------------------------------------------------------------------

The results of the voting for Arthur Andersen LLP by each Fund were as follows:

---------------------------------------------------------------------------------------------------------------------
                                                                   NUMBER OF SHARES

                                                    FOR                 AGAINST                 ABSTAIN

---------------------------------------------------------------------------------------------------------------------
Ohio Tax-Free Money Fund                     128,323,955.280         1,499,828.120          1,743,786.510
Tax-Free Money Fund                           13,926,330.910           259,857.130            577,602.470
California Tax-Free Money Fund                22,081,406.040             6,308.680             26,142.000
Royal Palm Florida Tax-Free Money Fund        17,209,164.920                    --                     --
Tax-Free Intermediate Term Fund                4,337,774.980             7,196.251             20,956.342
Ohio Insured Tax-Free Fund                     3,587,537.807             8,318.883             27,831.160

---------------------------------------------------------------------------------------------------------------------